Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.
(a)
........................ 51,002 $ 7,289,716
AeroVironment, Inc.
(a)
.................. 40,959 6,761,102
Archer Aviation, Inc. , Class A
(a) (b)
........... 913,720 4,321,896
Arxis, Inc. , Class A
(a) (b)
.................. 52,041 2,401,172
Astronics Corp.
(a) (b)
.................... 49,378 4,012,456
Astronics Corp. , Class B
(a) (b)
.............. 7,545 573,420
ATI, Inc.
(a)
.......................... 175,331 34,557,740
Axon Enterprise, Inc.
(a) (b)
................ 104,011 58,309,607
Beta Technologies, Inc. , Class A
(a) (b)
........ 49,158 823,396
Boeing Co. (The)
(a)
.................... 1,016,220 219,981,143
BWX Technologies, Inc. ................ 118,278 23,022,813
Byrna Technologies, Inc.
(a) (b)
.............. 24,900 167,079
Cadre Holdings, Inc. ................... 42,536 1,212,701
Carpenter Technology Corp. ............. 64,025 39,493,181
Curtiss-Wright Corp. ................... 48,260 36,569,498
Ducommun, Inc.
(a)
.................... 18,872 3,495,283
Firefly Aerospace, Inc.
(a) (b)
............... 46,798 1,375,861
FTAI Aviation Ltd. ..................... 132,434 35,827,370
GE Aerospace ....................... 1,343,874 502,246,030
General Dynamics Corp. ................ 326,911 115,804,953
HEICO Corp. ....................... 48,400 17,239,596
HEICO Corp. , Class A .................. 105,990 27,335,881
Hexcel Corp. ........................ 100,483 10,054,329
Honeywell Aerospace, Inc.
(a)
............. 407,598 90,111,766
Howmet Aerospace, Inc. ................ 515,603 138,625,023
Huntington Ingalls Industries, Inc. .......... 50,267 14,069,231
Innovative Solutions & Support, Inc.
(a)
....... 57 1,026
Intuitive Machines, Inc. , Class A
(a) (b)
......... 169,136 3,617,819
Karman Holdings, Inc.
(a) (b)
............... 119,534 5,967,137
Kratos Defense & Security Solutions, Inc.
(a)
... 243,095 12,120,717
L3Harris Technologies, Inc. .............. 239,411 69,570,442
Leonardo DRS, Inc. ................... 99,608 4,250,273
Loar Holdings, Inc.
(a) (b)
.................. 46,096 3,715,799
Lockheed Martin Corp. ................. 260,670 132,800,938
Mercury Systems, Inc.
(a)
................ 69,631 8,517,960
Moog, Inc. , Class A ................... 36,841 15,614,689
National Presto Industries, Inc. ............ 8,692 1,086,413
Northrop Grumman Corp. ............... 171,755 87,476,539
Red Cat Holdings, Inc.
(a) (b)
............... 187,107 1,992,689
Redwire Corp.
(a) (b)
..................... 156,847 1,918,239
Rocket Lab Corp.
(a) (b)
.................. 657,126 66,796,858
RTX Corp. ......................... 1,733,333 328,865,270
Satellogic, Inc. , Class A
(a)
............... 143,667 821,775
StandardAero, Inc.
(a)
................... 249,203 7,453,662
Textron, Inc. ........................ 224,356 20,580,176
TransDigm Group, Inc. ................. 71,996 95,901,552
V2X, Inc.
(a)
......................... 26,567 1,980,835
VSE Corp. ......................... 37,216 8,503,856
Woodward, Inc. ...................... 77,077 32,791,639
York Space Systems, Inc.
(a) (b)
............. 34,727 854,979
2,308,883,525
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 152,648 28,749,724
Expeditors International of Washington, Inc. ... 167,789 27,346,251
FedEx Corp. ........................ 281,366 88,104,136
Forward Air Corp.
(a)
................... 26,248 354,611
GXO Logistics, Inc.
(a)
.................. 151,076 7,659,553
Hub Group, Inc. , Class A ................ 82,803 3,625,943
United Parcel Service, Inc. , Class B ........ 959,249 103,119,268
258,959,486
Security
Shares
Shares Value
Automobile Components — 0.1%
Adient plc
(a)
......................... 119,693 $ 2,199,957
Aptiv plc
(a) (b)
......................... 273,577 16,792,156
Autoliv, Inc. ......................... 88,277 10,255,139
BorgWarner, Inc. ..................... 264,889 17,588,630
Cooper-Standard Holdings, Inc.
(a)
.......... 24,555 664,213
Dana, Inc. .......................... 147,651 4,017,584
Dauch Corp.
(a)
....................... 318,240 1,724,861
Dorman Products, Inc.
(a) (b)
............... 35,708 4,872,357
Fox Factory Holding Corp.
(a)
.............. 55,316 937,330
Garrett Motion, Inc. ................... 164,085 5,944,799
Gentex Corp. ....................... 283,076 7,153,330
Gentherm, Inc.
(a)
..................... 43,037 1,467,992
Goodyear Tire & Rubber Co. (The)
(a)
........ 374,961 2,474,743
Kodiak AI, Inc.
(a) (b)
..................... 125,893 639,536
LCI Industries ....................... 32,387 3,429,135
Lear Corp. ......................... 62,493 8,377,812
Mobileye Global, Inc. , Class A
(a) (b)
.......... 247,587 2,396,642
Patrick Industries, Inc. ................. 44,881 4,029,416
Phinia, Inc. ......................... 49,865 4,107,380
QuantumScape Corp. , Class A
(a) (b)
......... 619,596 4,684,146
Solid Power, Inc. , Class A
(a) (b)
............. 261,747 677,925
Standard Motor Products, Inc. ............ 32,366 1,261,303
Versigent plc
(a)
....................... 91,088 3,826,607
Visteon Corp. ....................... 35,624 3,534,257
XPEL, Inc.
(a) (b) (c)
...................... 30,232 1,499,507
114,556,757
Automobiles — 1.8%
Ford Motor Co. ...................... 5,050,018 70,195,250
General Motors Co. ................... 1,156,629 89,152,963
Harley-Davidson, Inc. .................. 140,512 3,436,924
Lucid Group, Inc. , Class A
(a) (b)
............. 294,530 1,970,406
Rivian Automotive, Inc. , Class A
(a) (b)
......... 1,094,102 18,982,670
Tesla, Inc.
(a)
......................... 3,627,969 1,525,923,761
Thor Industries, Inc. ................... 69,134 5,196,112
Winnebago Industries, Inc. .............. 38,072 1,189,369
1,716,047,455
Banks — 3.7%
1st Source Corp. ..................... 27,418 2,236,760
Amalgamated Financial Corp. ............ 34,056 1,563,170
Amerant Bancorp, Inc. , Class A ........... 79,839 2,037,491
Ameris Bancorp ...................... 80,769 7,290,210
Arrow Financial Corp. .................. 36,518 1,496,873
Associated Banc-Corp. ................. 244,416 7,520,680
Atlantic Union Bankshares Corp. .......... 179,478 7,593,714
Axos Financial, Inc.
(a)
.................. 67,657 6,589,115
Banc of California, Inc. ................. 210,631 4,303,191
BancFirst Corp. ...................... 26,877 2,986,841
Bancorp, Inc. (The)
(a)
.................. 56,176 3,518,865
Bank First Corp. ..................... 11,468 1,701,278
Bank of America Corp. ................. 8,410,533 479,232,170
Bank of Hawaii Corp. .................. 46,907 3,822,451
Bank of Marin Bancorp ................. 35,460 982,242
Bank OZK ......................... 132,730 6,913,906
BankUnited, Inc. ..................... 85,211 4,128,473
Banner Corp. ....................... 42,593 2,829,879
Bar Harbor Bankshares ................ 32,470 1,226,067
BayCom Corp. ...................... 33,483 1,101,591
Beacon Financial Corp. ................. 97,108 2,956,939
BOK Financial Corp. ................... 31,215 4,335,139
Bridgewater Bancshares, Inc.
(a)
........... 64,289 1,352,641
Burke & Herbert Financial Services Corp. .... 19,536 1,403,857
Business First Bancshares, Inc. ........... 48,559 1,492,218
Byline Bancorp, Inc. ................... 57,100 2,150,386

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Camden National Corp. ................ 33,247 $ 1,802,652
Capital City Bank Group, Inc. ............. 20,154 996,011
Capitol Federal Financial, Inc. ............ 153,921 1,309,868
Carter Bankshares, Inc. ................ 54,366 1,848,988
Cathay General Bancorp ................ 85,384 5,292,954
CB Financial Services, Inc. .............. 30,604 1,159,892
Central BanCo, Inc. , Class A ............. 43,606 1,324,750
Citigroup, Inc. ....................... 2,195,373 307,264,405
Citizens Financial Group, Inc. ............ 538,802 37,753,856
City Holding Co. ..................... 15,077 1,999,813
CNB Financial Corp. ................... 42,546 1,434,226
Coastal Financial Corp.
(a)
............... 20,338 1,576,398
Colony Bankcorp, Inc. ................. 83,262 1,672,734
Columbia Banking System, Inc. ........... 399,881 12,816,186
Columbia Financial, Inc.
(a) (b)
.............. 42,873 909,765
Commerce Bancshares, Inc. ............. 177,079 10,226,312
Community Financial System, Inc. ......... 68,837 4,620,339
Community Trust Bancorp, Inc. ........... 23,718 1,716,235
ConnectOne Bancorp, Inc. .............. 95,607 3,197,098
Cullen/Frost Bankers, Inc. ............... 82,395 12,731,675
Customers Bancorp, Inc.
(a)
............... 39,250 3,104,675
CVB Financial Corp. ................... 260,093 5,865,097
Dime Commercial Bancshares, Inc. ........ 50,073 2,035,467
Eagle Bancorp, Inc. ................... 43,178 1,225,823
East West Bancorp, Inc. ................ 181,683 23,453,458
Eastern Bankshares, Inc. ............... 294,605 6,552,015
Enterprise Financial Services Corp. ........ 56,831 3,744,026
Equity Bancshares, Inc. , Class A .......... 33,001 1,616,719
Esquire Financial Holdings, Inc. ........... 11,939 1,422,054
Farmers National Banc Corp. ............. 88,054 1,285,588
FB Financial Corp. .................... 58,832 3,256,351
Fifth Third Bancorp ................... 1,157,632 65,255,716
Financial Institutions, Inc. ............... 39,385 1,534,833
First Bancorp ....................... 55,541 3,550,736
First BanCorp ....................... 123,969 3,231,872
First Busey Corp. ..................... 138,142 4,075,189
First Citizens BancShares, Inc. , Class A ...... 11,764 24,478,414
First Commonwealth Financial Corp. ........ 147,494 2,998,553
First Community Bankshares, Inc. ......... 22,301 990,610
First Financial Bancorp ................. 133,597 4,519,587
First Financial Bankshares, Inc. ........... 178,823 6,187,276
First Financial Corp. ................... 22,676 1,756,029
First Hawaiian, Inc. ................... 160,205 4,694,007
First Horizon Corp. .................... 627,068 16,078,024
First Interstate BancSystem, Inc. , Class A .... 133,658 5,153,853
First Merchants Corp. .................. 77,535 3,387,504
First Mid Bancshares, Inc. ............... 32,093 1,543,352
First Western Financial, Inc.
(a) (b)
........... 32,459 1,042,259
Firstsun Capital Bancorp
(a) (b)
.............. 30,057 1,165,610
Flagstar Bank NA ..................... 389,336 5,816,680
FNB Corp. ......................... 506,344 9,661,044
Fulton Financial Corp. .................. 216,515 5,237,498
German American Bancorp, Inc. ........... 54,612 2,591,886
Glacier Bancorp, Inc. .................. 169,966 8,766,846
Great Southern Bancorp, Inc. ............. 11,526 903,754
Hancock Whitney Corp. ................ 111,778 8,352,052
Heritage Financial Corp. ................ 68,433 2,026,985
Hilltop Holdings, Inc. ................... 65,099 2,524,539
Hingham Institution for Savings (The)
(b)
...... 2,445 750,982
Home BancShares, Inc. ................ 264,534 7,552,446
HomeTrust Bancshares, Inc. ............. 27,321 1,363,045
Hope Bancorp, Inc. ................... 174,605 2,388,596
Horizon Bancorp, Inc. .................. 81,189 1,622,156
Huntington Bancshares, Inc. ............. 2,623,350 46,511,996
Independent Bank Corp. ................ 96,425 6,475,282
Security
Shares
Shares Value
Banks (continued)
International Bancshares Corp. ........... 71,329 $ 5,417,438
John Marshall Bancorp, Inc. ............. 31,931 696,096
JPMorgan Chase & Co. ................ 3,449,749 1,129,206,340
Kearny Financial Corp. ................. 102,912 973,548
KeyCorp ........................... 1,194,529 27,533,893
Lakeland Financial Corp. ................ 33,419 2,062,621
Live Oak Bancshares, Inc. ............... 59,973 2,449,297
M&T Bank Corp. ..................... 184,265 43,856,913
Mechanics Bancorp , Class A ............. 78,365 1,246,004
Mercantile Bank Corp. ................. 22,368 1,284,371
Metropolitan Bank Holding Corp. .......... 15,290 1,510,040
Mid Penn Bancorp, Inc. ................. 33,341 1,161,600
Midland States Bancorp, Inc. ............. 30,885 961,759
National Bank Holdings Corp. , Class A ...... 45,761 2,033,161
NB Bancorp, Inc. ..................... 66,764 1,410,723
NBT Bancorp, Inc. .................... 84,330 4,163,372
Nicolet Bankshares, Inc. ................ 27,256 4,507,870
Northeast Bank ...................... 10,819 1,433,842
Northeast Community Bancorp, Inc. ........ 46,318 1,284,861
Northfield Bancorp, Inc. ................ 49,904 735,086
Northwest Bancshares, Inc. .............. 187,335 2,839,999
Norwood Financial Corp. ................ 26,461 850,721
OceanFirst Financial Corp. .............. 171,863 3,356,484
OFG Bancorp ....................... 54,209 2,660,036
Old National Bancorp .................. 452,465 11,718,844
Old Second Bancorp, Inc. ............... 83,551 1,948,409
Orange County Bancorp, Inc. ............. 1,381 50,793
Origin Bancorp, Inc. ................... 45,630 2,333,975
Orrstown Financial Services, Inc. .......... 34,672 1,415,658
Park National Corp. ................... 22,019 4,029,257
Pathward Financial, Inc. ................ 24,064 2,095,012
PCB Bancorp ....................... 48,419 1,373,647
Peapack-Gladstone Financial Corp.
(b)
....... 36,810 1,742,217
Peoples Bancorp, Inc. ................. 61,045 2,344,738
Pinnacle Financial Partners, Inc. ........... 192,825 19,452,186
PNC Financial Services Group, Inc. (The) .... 516,583 127,193,066
Ponce Financial Group, Inc.
(a) (b)
........... 101,175 2,017,430
Popular, Inc. ........................ 83,417 13,695,403
Princeton Bancorp, Inc. ................. 22,812 865,715
Prosperity Bancshares, Inc. .............. 131,059 9,571,239
Provident Financial Services, Inc. .......... 164,758 3,894,879
QCR Holdings, Inc. ................... 26,820 2,610,927
Red River Bancshares, Inc. .............. 12,666 1,156,153
Regions Financial Corp. ................ 1,100,484 33,234,617
Renasant Corp. ...................... 118,236 5,029,759
Republic Bancorp, Inc. , Class A ........... 15,113 1,366,669
S&T Bancorp, Inc. .................... 44,334 2,175,913
Seacoast Banking Corp. of Florida ......... 153,838 5,115,114
ServisFirst Bancshares, Inc. ............. 64,544 5,599,192
Shore Bancshares, Inc. ................. 82,198 1,886,444
Simmons First National Corp. , Class A ...... 188,451 4,268,415
SmartFinancial, Inc. ................... 44,602 2,092,726
South Plains Financial, Inc. .............. 36,595 1,576,696
Southern Missouri Bancorp, Inc. ........... 15,782 1,202,746
Southside Bancshares, Inc. .............. 35,385 1,245,198
Southstate Bank Corp. ................. 126,421 12,629,458
Stellar Bancorp, Inc. ................... 66,251 2,604,989
Stock Yards Bancorp, Inc. ............... 37,938 2,901,119
Texas Capital Bancshares, Inc. ........... 64,701 6,681,025
TFS Financial Corp. ................... 80,482 1,426,141
Tompkins Financial Corp. ............... 15,024 1,420,069
Towne Bank ........................ 116,268 4,213,552
TriCo Bancshares .................... 61,332 3,302,728
Triumph Financial, Inc.
(a)
................ 35,225 2,688,020
Truist Financial Corp. .................. 1,599,845 79,704,278

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
TrustCo Bank Corp. ................... 21,938 $ 1,204,616
Trustmark Corp. ..................... 74,136 3,410,997
UMB Financial Corp. .................. 92,700 13,233,852
United Bankshares, Inc. ................ 180,736 8,283,131
United Community Banks, Inc. ............ 95,857 3,363,622
Univest Financial Corp. ................. 41,670 1,823,063
US Bancorp ........................ 1,985,678 119,934,951
Valley National Bancorp ................ 604,168 8,851,061
Virginia National Bankshares Corp. ......... 14,642 649,812
WaFd, Inc. ......................... 87,090 3,341,643
Washington Trust Bancorp, Inc. ........... 31,087 1,134,054
Webster Financial Corp. ................ 209,705 16,025,656
Wells Fargo & Co. .................... 3,936,744 325,332,524
WesBanco, Inc. ...................... 138,694 5,413,227
Westamerica Bancorp ................. 32,677 1,917,160
Western Alliance Bancorp ............... 134,788 11,079,574
Wintrust Financial Corp. ................ 88,221 14,178,879
WSFS Financial Corp. ................. 60,512 4,643,086
Zions Bancorp NA .................... 189,997 13,145,892
3,484,648,079
Beverages — 0.9%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 11,024 1,951,579
Brown-Forman Corp. , Class A ............ 69,670 1,906,171
Brown-Forman Corp. , Class B, NVS ........ 227,466 6,061,969
Celsius Holdings, Inc.
(a) (b)
................ 206,998 6,060,901
Coca-Cola Co. (The) .................. 4,974,326 404,263,474
Coca-Cola Consolidated, Inc. ............. 72,475 13,836,927
Constellation Brands, Inc. , Class A ......... 180,045 25,042,459
Keurig Dr Pepper, Inc. ................. 1,753,011 57,376,050
MGP Ingredients, Inc. .................. 22,178 388,558
Molson Coors Beverage Co. , Class B ....... 224,399 8,742,585
Monster Beverage Corp.
(a)
............... 916,866 88,129,160
National Beverage Corp.
(a)
............... 30,670 956,904
PepsiCo, Inc. ....................... 1,760,540 238,377,116
Primo Brands Corp. , Class A ............. 324,306 7,926,039
Vita Coco Co., Inc. (The)
(a)
............... 59,271 3,920,184
864,940,076
Biotechnology — 2.3%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 82,994 1,103,820
AbbVie, Inc. ........................ 2,277,147 573,021,271
Abeona Therapeutics, Inc.
(a) (b)
............ 119,222 736,792
Absci Corp.
(a) (b)
...................... 223,647 2,592,069
ACADIA Pharmaceuticals, Inc.
(a)
........... 160,463 4,059,714
ADMA Biologics, Inc.
(a)
................. 307,489 2,573,683
Agios Pharmaceuticals, Inc.
(a) (b)
........... 76,260 2,830,009
Akebia Therapeutics, Inc.
(a) (b)
............. 361,896 412,561
Aktis Oncology, Inc.
(a)
.................. 76 2,449
Aldeyra Therapeutics, Inc.
(a) (b)
............. 93,578 199,321
Alkermes plc
(a)
....................... 218,476 11,447,050
Allogene Therapeutics, Inc.
(a) (b)
............ 354,266 736,873
Alnylam Pharmaceuticals, Inc.
(a)
........... 172,198 51,836,764
Altimmune, Inc.
(a) (b)
.................... 356,276 1,083,079
Amgen, Inc. ........................ 695,881 251,992,428
AnaptysBio, Inc.
(a) (b)
................... 29,187 1,970,123
Anavex Life Sciences Corp.
(a) (b)
........... 123,325 319,412
Annexon, Inc.
(a)
...................... 218,480 1,247,521
Apogee Therapeutics, Inc.
(a)
.............. 75,202 9,981,561
Arbutus Biopharma Corp.
(a) (b)
............. 264,238 1,268,342
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 30,852 207,325
Arcus Biosciences, Inc.
(a)
................ 123,326 3,802,141
Arcutis Biotherapeutics, Inc.
(a)
............ 151,940 3,983,867
Ardelyx, Inc.
(a)
....................... 363,556 1,854,136
ArriVent Biopharma, Inc.
(a) (b)
.............. 49,115 1,706,255
Security
Shares
Shares Value
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.
(a)
......... 184,700 $ 15,054,897
ARS Pharmaceuticals, Inc.
(a) (b)
............ 81,113 649,715
Atrium Therapeutics, Inc.
(a) (b)
............. 18,550 249,497
aTyr Pharma, Inc.
(a) (b)
.................. 146,157 87,227
Aura Biosciences, Inc.
(a)
................ 181,519 1,288,785
Avalo Therapeutics, Inc.
(a) (b)
.............. 79,768 1,474,113
Avita Medical, Inc.
(a) (b)
.................. 44,340 183,124
Beam Therapeutics, Inc.
(a) (b)
.............. 135,276 4,642,672
Bicara Therapeutics, Inc.
(a) (b)
............. 66,745 1,981,659
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 334,119 3,341,190
Biogen, Inc.
(a)
....................... 190,080 41,068,685
Biohaven Ltd.
(a)
...................... 168,591 2,508,634
BioMarin Pharmaceutical, Inc.
(a)
........... 251,904 14,413,947
Bridgebio Pharma, Inc.
(a)
................ 225,690 16,809,391
Candel Therapeutics, Inc.
(a) (b)
............. 121,547 1,251,934
Capricor Therapeutics, Inc.
(a) (b)
............ 66,675 1,605,534
CareDx, Inc.
(a)
....................... 76,383 2,176,916
Catalyst Pharmaceuticals, Inc.
(a)
........... 146,876 4,616,313
Celcuity, Inc.
(a) (b)
...................... 50,912 5,326,413
Celldex Therapeutics, Inc.
(a) (b)
............. 116,497 4,334,853
CG oncology, Inc.
(a) (b)
.................. 101,768 7,230,616
Cogent Biosciences, Inc.
(a) (b)
............. 226,528 8,766,634
Compass Therapeutics, Inc.
(a) (b)
........... 243,341 532,917
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 108,314 1,618,211
CRISPR Therapeutics AG
(a) (b)
............. 127,664 6,962,795
Cullinan Therapeutics, Inc.
(a) (b)
............ 72,223 1,315,181
Cytokinetics, Inc.
(a)
.................... 178,805 15,232,398
CytomX Therapeutics, Inc.
(a) (b)
............ 222,843 835,661
Denali Therapeutics, Inc.
(a) (b)
............. 207,359 5,333,273
Dianthus Therapeutics, Inc.
(a) (b)
............ 54,119 5,275,520
Disc Medicine, Inc.
(a)
................... 49,139 3,594,026
Dyne Therapeutics, Inc.
(a) (b)
.............. 198,503 4,408,752
Emergent BioSolutions, Inc.
(a) (b)
........... 55,925 468,651
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 47,400 691,092
Erasca, Inc.
(a) (b)
...................... 319,332 5,850,162
Exelixis, Inc.
(a)
....................... 326,422 17,760,621
First Tracks Biotherapeutics, Inc.
(a) (b)
........ 45,525 915,963
Forte Biosciences, Inc.
(a) (b)
............... 29,959 636,629
Geron Corp.
(a) (b)
...................... 721,178 923,108
Gilead Sciences, Inc. .................. 1,601,527 202,336,921
Gossamer Bio, Inc.
(a) (b)
................. 294,267 48,436
GRAIL, Inc.
(a) (b)
...................... 45,509 3,106,899
Halozyme Therapeutics, Inc.
(a) (b)
........... 151,353 11,846,399
Heron Therapeutics, Inc.
(a) (b)
.............. 241,339 103,003
Humacyte, Inc.
(a) (b)
.................... 167,183 130,470
Hyperliquid Strategies, Inc.
(a) (b)
............ 176,488 1,388,961
Ideaya Biosciences, Inc.
(a) (b)
.............. 117,859 4,392,605
ImmunityBio, Inc.
(a) (b)
................... 434,830 3,806,937
Immunome, Inc.
(a) (b)
................... 144,394 3,059,709
Immunovant, Inc.
(a) (b)
................... 115,816 4,462,390
Incyte Corp.
(a)
....................... 214,413 24,305,858
Inhibrx Biosciences, Inc.
(a) (b)
.............. 13,891 1,316,172
Insmed, Inc.
(a)
....................... 282,047 30,071,851
Intellia Therapeutics, Inc.
(a) (b)
............. 196,094 3,317,910
Invivyd, Inc.
(a) (b)
...................... 586,043 511,264
Ionis Pharmaceuticals, Inc.
(a)
............. 216,958 17,202,600
Iovance Biotherapeutics, Inc.
(a) (b)
........... 507,598 2,111,608
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 196,295 826,402
Jade Biosciences, Inc.
(a) (b)
............... 70,675 1,570,399
Janux Therapeutics, Inc.
(a)
............... 68,329 1,049,533
Kailera Therapeutics, Inc.
(a) (b)
............. 61,780 1,361,013
Kodiak Sciences, Inc.
(a) (b)
................ 60,880 2,371,885
Korro Bio, Inc.
(a) (b)
..................... 14,189 187,011
Krystal Biotech, Inc.
(a)
.................. 34,516 12,828,562
Kura Oncology, Inc.
(a)
.................. 155,946 1,710,728

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kymera Therapeutics, Inc.
(a) (b)
............ 81,396 $ 9,333,679
Lexeo Therapeutics, Inc.
(a) (b)
.............. 90,534 421,436
Madrigal Pharmaceuticals, Inc.
(a)
.......... 24,956 13,400,124
MannKind Corp.
(a) (b)
................... 462,365 1,969,675
MiMedx Group, Inc.
(a) (b)
................. 152,834 588,411
Mineralys Therapeutics, Inc.
(a) (b)
........... 91,905 2,479,597
Mirum Pharmaceuticals, Inc.
(a)
............ 62,499 7,316,758
Moderna, Inc.
(a) (b)
..................... 458,889 32,135,997
Monopar Therapeutics, Inc.
(a) (b)
............ 19 1,759
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 89,082 2,155,784
Myriad Genetics, Inc.
(a)
................. 124,760 712,380
Natera, Inc.
(a)
....................... 186,112 50,520,102
Neurocrine Biosciences, Inc.
(a)
............ 130,232 21,948,650
Novavax, Inc.
(a) (b)
..................... 247,101 2,327,691
Nurix Therapeutics, Inc.
(a)
............... 135,356 3,283,737
Nuvalent, Inc. , Class A
(a)
................ 70,322 8,684,767
Ocugen, Inc.
(a) (b)
...................... 662,177 1,013,131
Olema Pharmaceuticals, Inc.
(a) (b)
........... 79,347 992,631
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 115,645 1,252,435
Oruka Therapeutics, Inc.
(a) (b)
.............. 67,803 6,452,812
Palisade Bio, Inc.
(a) (b)
.................. 381,003 796,296
Palvella Therapeutics, Inc.
(a)
............. 14,664 2,240,952
PDL BioPharma, Inc.
(a) (d)
................ 135,868 1
Praxis Precision Medicines, Inc.
(a) (b)
......... 33,722 11,289,788
Precigen, Inc.
(a) (b)
..................... 284,866 1,623,736
Prime Medicine, Inc.
(a) (b)
................ 197,411 728,447
Protagonist Therapeutics, Inc.
(a)
........... 77,989 9,559,892
Prothena Corp. plc
(a)
................... 53,164 520,476
PTC Therapeutics, Inc.
(a)
................ 108,535 8,853,200
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 720,562 2,644,463
Regeneron Pharmaceuticals, Inc. .......... 129,282 80,612,498
REGENXBIO, Inc.
(a)
................... 100,655 1,205,847
Relay Therapeutics, Inc.
(a) (b)
.............. 233,050 4,360,366
Replimune Group, Inc.
(a)
................ 112,246 1,242,563
Revolution Medicines, Inc.
(a)
.............. 258,456 48,403,640
Rezolute, Inc.
(a) (b)
..................... 119,861 623,277
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 83,408 9,260,790
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 22,683 887,359
Rocket Pharmaceuticals, Inc.
(a)
............ 119,087 407,278
Roivant Sciences Ltd.
(a)
................. 594,525 21,040,240
Sana Biotechnology, Inc.
(a) (b)
............. 254,460 888,065
Sarepta Therapeutics, Inc.
(a)
............. 140,538 2,525,468
Savara, Inc.
(a) (b)
...................... 169,669 1,045,161
Scholar Rock Holding Corp.
(a) (b)
........... 133,714 7,354,270
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 271,964 4,014,189
Sionna Therapeutics, Inc.
(a) (b)
............. 21,556 948,248
Solid Biosciences, Inc.
(a)
................ 111,143 1,110,319
Spyre Therapeutics, Inc.
(a) (b)
.............. 102,413 9,092,226
Stoke Therapeutics, Inc.
(a) (b)
.............. 79,621 2,605,199
Summit Therapeutics, Inc.
(a) (b)
............. 216,208 3,150,151
Syndax Pharmaceuticals, Inc.
(a)
........... 119,258 2,606,980
Tango Therapeutics, Inc.
(a) (b)
.............. 142,444 4,452,799
Taysha Gene Therapies, Inc.
(a) (b)
........... 330,082 2,247,858
TG Therapeutics, Inc.
(a) (b)
................ 171,177 9,404,464
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 18,017 229,897
Travere Therapeutics, Inc.
(a)
.............. 123,240 7,001,264
Twist Bioscience Corp.
(a) (b)
............... 83,073 8,546,550
Tyra Biosciences, Inc.
(a) (b)
............... 46,502 1,485,274
Ultragenyx Pharmaceutical, Inc.
(a) (b)
......... 139,713 4,665,017
uniQure NV
(a) (b)
...................... 88,528 4,077,600
United Therapeutics Corp.
(a)
.............. 54,691 29,633,225
Upstream Bio, Inc.
(a)
................... 49,679 343,779
Vanda Pharmaceuticals, Inc.
(a)
............ 117,955 721,885
Vaxcyte, Inc.
(a)
....................... 170,059 9,885,530
Vera Therapeutics, Inc. , Class A
(a)
.......... 92,156 3,954,414
Security
Shares
Shares Value
Biotechnology (continued)
Veracyte, Inc.
(a) (b)
..................... 104,147 $ 6,116,553
Verastem, Inc.
(a) (b)
..................... 173,554 662,976
Vericel Corp.
(a)
....................... 65,938 2,933,582
Vertex Pharmaceuticals, Inc.
(a)
............ 327,095 162,477,899
Viking Therapeutics, Inc.
(a) (b)
.............. 157,847 6,157,611
Vir Biotechnology, Inc.
(a) (b)
............... 172,514 1,757,918
Viridian Therapeutics, Inc.
(a)
.............. 140,224 2,575,915
Vor BioPharma, Inc.
(a) (b)
................. 67,104 1,235,385
Xencor, Inc.
(a) (b)
...................... 104,344 1,679,938
Zenas Biopharma, Inc.
(a) (b)
............... 58,603 1,487,344
2,160,179,419
Broadline Retail — 3.3%
Amazon.com, Inc.
(a)
................... 12,611,722 3,005,877,822
Coupang, Inc. , Class A
(a)
................ 1,723,723 29,941,069
Dillard's, Inc. , Class A
(b)
................. 3,515 1,857,396
eBay, Inc. .......................... 571,504 63,865,572
Etsy, Inc.
(a)
......................... 123,952 9,337,304
Groupon, Inc. , Class A
(a) (b)
............... 33,900 815,634
Kohl's Corp. ........................ 150,123 2,660,180
Macy's, Inc. ........................ 351,306 8,273,256
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 79,513 6,112,959
Savers Value Village, Inc.
(a) (b)
............. 63,182 637,506
3,129,378,698
Building Products — 0.6%
A O Smith Corp. ..................... 142,425 8,932,896
AAON, Inc.
(b)
........................ 87,250 11,068,535
Advanced Drainage Systems, Inc. ......... 91,233 14,319,932
Allegion plc ......................... 109,048 15,320,154
Apogee Enterprises, Inc. ................ 33,139 1,515,778
Armstrong World Industries, Inc. ........... 54,944 8,814,116
AZZ, Inc. .......................... 37,066 5,747,083
Builders FirstSource, Inc.
(a)
.............. 142,382 12,740,341
Carlisle Cos., Inc. .................... 52,658 19,101,689
Carrier Global Corp. ................... 1,006,272 73,810,051
CSW Industrials, Inc. .................. 21,790 6,064,157
Fortune Brands Innovations, Inc. .......... 156,496 8,591,630
Gibraltar Industries, Inc.
(a) (b)
.............. 43,583 1,965,593
Griffon Corp. ........................ 53,559 5,223,609
Hayward Holdings, Inc.
(a)
................ 263,645 4,563,695
Insteel Industries, Inc. .................. 25,601 773,150
Janus International Group, Inc.
(a) (b)
......... 192,594 1,068,897
JELD-WEN Holding, Inc.
(a) (b)
.............. 110,826 166,239
Johnson Controls International plc ......... 785,242 114,731,709
Lennox International, Inc. ............... 40,386 23,139,159
Madison Air Solutions Corp. , Class A
(a) (b)
..... 112,535 4,388,865
Masco Corp. ........................ 257,661 20,965,876
Masterbrand, Inc.
(a)
................... 256,285 2,637,173
Modine Manufacturing Co.
(a)
............. 68,604 18,318,640
Owens Corning ...................... 106,912 16,994,731
Quanex Building Products Corp. ........... 57,515 1,070,929
Resideo Technologies, Inc.
(a)
............. 181,358 5,640,234
Simpson Manufacturing Co., Inc. .......... 54,409 11,390,524
Tecnoglass, Inc. ...................... 35,386 1,656,419
Trane Technologies plc ................. 284,341 139,656,926
Trex Co., Inc.
(a)
...................... 140,174 7,014,307
UFP Industries, Inc. ................... 76,625 6,952,952
Zurn Elkay Water Solutions Corp. .......... 197,052 9,957,038
584,303,027
Capital Markets — 2.9%
Acadian Asset Management, Inc. .......... 42,483 3,038,384
Affiliated Managers Group, Inc. ........... 33,037 11,179,721
Ameriprise Financial, Inc. ............... 114,974 52,745,472
Ares Management Corp. , Class A .......... 272,626 30,346,000

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Artisan Partners Asset Management, Inc. , Class
A ............................. 91,810 $ 3,170,199
Bank of New York Mellon Corp. (The) ....... 888,338 128,462,558
BGC Group, Inc. , Class A ............... 512,165 5,475,044
BlackRock, Inc.
(e)
..................... 186,063 178,910,738
Blackstone, Inc. , Class A ................ 960,750 113,051,453
Blue Owl Capital, Inc. , Class A ............ 884,919 7,743,041
Carlyle Group, Inc. (The) ................ 340,768 14,349,740
CBOE Global Markets, Inc. .............. 133,715 32,448,619
Charles Schwab Corp. (The) ............. 2,110,878 194,770,713
CME Group, Inc. , Class A ............... 466,452 103,006,595
Cohen & Steers, Inc. .................. 37,553 2,859,285
Coinbase Global, Inc. , Class A
(a)
........... 288,139 42,123,040
DigitalBridge Group, Inc. , Class A .......... 218,163 3,442,612
Donnelley Financial Solutions, Inc.
(a)
........ 34,075 1,429,446
Evercore, Inc. , Class A ................. 49,030 16,740,803
FactSet Research Systems, Inc.
(b)
......... 47,498 10,928,340
Federated Hermes, Inc. , Class B, NVS ...... 100,424 5,545,413
Franklin Resources, Inc. ................ 411,252 13,682,354
Galaxy Digital, Inc. , Class A
(a) (b)
........... 253,955 6,943,130
GCM Grosvenor, Inc. , Class A ............ 81,142 998,047
Goldman Sachs Group, Inc. (The) ......... 379,873 384,192,156
Hamilton Lane, Inc. , Class A ............. 53,526 4,219,455
Houlihan Lokey, Inc. , Class A ............. 69,056 9,262,481
Interactive Brokers Group, Inc. , Class A ...... 571,165 49,714,202
Intercontinental Exchange, Inc. ........... 731,342 90,035,514
Invesco Ltd. ........................ 581,366 15,342,249
Janus Henderson Group plc ............. 169,798 8,821,006
Jefferies Financial Group, Inc. ............ 210,763 10,533,935
KKR & Co., Inc. ...................... 888,251 81,523,677
Lazard, Inc. , Class A ................... 145,663 6,109,106
LPL Financial Holdings, Inc. .............. 103,416 29,130,219
MarketAxess Holdings, Inc. .............. 44,668 5,069,371
Miami International Holdings, Inc.
(a) (b)
........ 48,470 1,801,145
Moelis & Co. , Class A .................. 67,479 4,414,476
Moody's Corp. ....................... 193,657 87,711,128
Morgan Stanley ...................... 1,543,706 322,696,302
Morningstar, Inc. ..................... 28,953 4,517,247
MSCI, Inc. , Class A ................... 93,522 52,376,061
Nasdaq, Inc. ........................ 579,144 45,648,130
Northern Trust Corp. ................... 238,268 41,420,509
Open Lending Corp.
(a) (b)
................. 124,512 387,232
Perella Weinberg Partners , Class C ........ 100,557 1,604,890
Piper Sandler Cos.
(b)
................... 88,164 6,377,784
PJT Partners, Inc. , Class A .............. 32,415 4,892,720
Raymond James Financial, Inc. ........... 221,809 33,721,622
Ridgepost Capital, Inc. , Class A ........... 88,681 697,919
Robinhood Markets, Inc. , Class A
(a)
......... 1,019,727 102,258,224
S&P Global, Inc. ..................... 391,060 159,263,096
SEI Investments Co. ................... 115,804 10,157,169
State Street Corp. .................... 355,890 60,358,944
StepStone Group, Inc. , Class A ........... 97,027 4,013,037
Stifel Financial Corp. .................. 198,404 13,842,647
StoneX Group, Inc.
(a)
.................. 90,585 10,734,323
T. Rowe Price Group, Inc. ............... 275,757 31,350,813
TPG, Inc. , Class A .................... 179,221 7,267,412
Tradeweb Markets, Inc. , Class A ........... 150,329 14,981,788
Twenty One Capital, Inc. , Class A, NVS
(a) (b)
.... 450,103 2,228,010
Victory Capital Holdings, Inc. , Class A ....... 65,792 5,530,476
Virtu Financial, Inc. , Class A .............. 105,833 6,304,472
Virtus Investment Partners, Inc. ........... 10,245 1,470,158
WisdomTree, Inc. ..................... 179,906 3,047,608
2,718,419,460
Security
Shares
Shares Value
Chemicals — 1.1%
AdvanSix, Inc. ....................... 35,045 $ 696,695
Air Products & Chemicals, Inc. ............ 285,946 83,833,648
Albemarle Corp. ..................... 152,148 20,544,545
Ashland, Inc. ........................ 64,727 4,264,862
ASP Isotopes, Inc.
(a) (b)
.................. 182,097 1,132,643
Aspen Aerogels, Inc.
(a)
................. 81,569 517,148
Avient Corp. ........................ 123,090 4,549,406
Axalta Coating Systems Ltd.
(a)
............ 272,288 9,317,695
Balchem Corp. ...................... 43,440 7,339,188
Cabot Corp. ........................ 71,210 6,467,292
Celanese Corp. , Class A ................ 142,304 6,545,984
CF Industries Holdings, Inc. .............. 196,795 21,305,027
Chemours Co. (The) ................... 193,208 3,964,628
Corteva, Inc. ........................ 860,673 72,890,396
Dow, Inc. .......................... 926,010 25,335,634
DuPont de Nemours, Inc. ............... 177,052 24,015,333
Eastman Chemical Co. ................. 147,533 9,881,760
Ecolab, Inc. ........................ 325,016 90,552,708
Ecovyst, Inc.
(a)
....................... 156,311 1,946,072
Element Solutions, Inc. ................. 298,858 14,270,470
FMC Corp. ......................... 161,940 1,862,310
Hawkins, Inc. ....................... 26,703 3,794,496
HB Fuller Co. ....................... 76,412 4,454,056
Huntsman Corp. ..................... 226,378 2,404,134
Ingevity Corp.
(a)
...................... 49,912 3,726,929
Innospec, Inc. ....................... 33,608 2,735,355
International Flavors & Fragrances, Inc. ...... 329,914 26,135,787
Intrepid Potash, Inc.
(a)
.................. 18,029 590,991
Koppers Holdings, Inc. ................. 25,999 1,167,355
Linde plc .......................... 593,580 308,032,405
LSB Industries, Inc.
(a)
.................. 87,797 949,086
LyondellBasell Industries NV , Class A ....... 333,299 17,548,192
Mativ Holdings, Inc. ................... 66,406 502,693
Minerals Technologies, Inc. .............. 45,518 3,366,967
Mosaic Co. (The) ..................... 409,260 8,672,219
NewMarket Corp. ..................... 9,777 7,735,954
Olin Corp. .......................... 158,011 3,131,778
Orion SA .......................... 78,878 522,961
Perimeter Solutions, Inc.
(a)
............... 201,979 7,200,551
PPG Industries, Inc. ................... 289,461 35,108,725
PureCycle Technologies, Inc.
(a) (b)
........... 205,492 1,666,540
Quaker Chemical Corp. ................ 19,367 3,076,835
Rayonier Advanced Materials, Inc.
(a)
........ 93,332 733,590
RPM International, Inc. ................. 162,293 18,038,867
Scotts Miracle-Gro Co. (The) ............. 59,553 4,056,155
Sensient Technologies Corp. ............. 54,524 6,722,264
Sherwin-Williams Co. (The) .............. 294,013 101,234,556
Solstice Advanced Materials, Inc. .......... 203,538 18,033,467
Stepan Co. ......................... 30,006 1,671,934
Trinseo plc ......................... 66,381 106
Tronox Holdings plc ................... 157,337 991,223
Westlake Corp. ...................... 43,367 3,165,791
1,008,405,406
Commercial Services & Supplies — 0.5%
ABM Industries, Inc. ................... 82,918 3,668,292
ACCO Brands Corp. ................... 127,027 528,432
ACV Auctions, Inc. , Class A
(a) (b)
............ 241,153 1,733,890
Brady Corp. , Class A, NVS .............. 55,874 5,116,382
BrightView Holdings, Inc.
(a) (b)
............. 91,438 1,295,677
Brink's Co. (The) ..................... 53,823 5,085,735
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 79,351 7,694,667
Cimpress plc
(a) (b)
..................... 21,179 2,153,904
Cintas Corp. ........................ 434,790 73,949,083
Clean Harbors, Inc.
(a)
.................. 63,120 18,857,100

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Copart, Inc.
(a)
....................... 1,143,380 $ 32,231,882
CoreCivic, Inc.
(a)
..................... 129,812 3,943,689
Deluxe Corp. ........................ 57,922 1,383,177
Ennis, Inc. ......................... 33,844 719,185
Enviri Corp.
(a) (b)
...................... 33,530 735,984
GEO Group, Inc. (The)
(a)
................ 171,395 5,064,722
Healthcare Services Group, Inc.
(a)
.......... 92,242 2,265,464
HNI Corp. .......................... 90,171 3,643,810
Interface, Inc. , Class A ................. 83,594 2,996,009
Liquidity Services, Inc.
(a)
................ 33,061 1,293,346
MillerKnoll, Inc. ...................... 98,674 2,018,870
MSA Safety, Inc. ..................... 47,218 8,243,318
Onterris, Inc.
(a) (b)
...................... 42,593 860,805
OPENLANE, Inc.
(a)
.................... 141,734 5,845,110
RB Global, Inc.
(b)
..................... 240,782 28,039,064
Republic Services, Inc. , Class A ........... 256,470 54,648,628
Rollins, Inc. ......................... 377,234 15,745,747
Tetra Tech, Inc. ...................... 334,830 9,673,239
UniFirst Corp. ....................... 19,278 5,098,260
Veralto Corp. ........................ 317,874 28,189,066
Vestis Corp.
(a)
....................... 149,124 2,165,281
Waste Management, Inc. ................ 474,513 105,759,457
440,647,275
Communications Equipment — 1.3%
ADTRAN Holdings, Inc.
(a) (b)
.............. 95,852 1,332,343
Applied Optoelectronics, Inc.
(a) (b)
........... 97,624 14,463,972
Arista Networks, Inc.
(a)
................. 1,331,268 226,155,808
Aviat Networks, Inc.
(a) (b)
................. 19,488 432,634
Calix, Inc.
(a)
......................... 78,924 2,945,444
Ciena Corp.
(a)
....................... 181,985 89,274,561
Cisco Systems, Inc. ................... 5,087,944 597,629,902
Clearfield, Inc.
(a)
...................... 38 1,512
Digi International, Inc.
(a) (b)
............... 56,249 4,215,862
Extreme Networks, Inc.
(a)
................ 178,727 5,785,393
F5, Inc.
(a) (b)
......................... 72,328 30,085,555
Harmonic, Inc.
(a)
...................... 144,809 2,364,731
Lumentum Holdings, Inc.
(a)
.............. 100,268 86,035,960
Motorola Solutions, Inc. ................ 212,269 88,153,193
NETGEAR, Inc.
(a)
..................... 44,391 1,036,530
NetScout Systems, Inc.
(a)
............... 88,020 3,833,271
Ondas, Inc.
(a) (b)
...................... 650,230 5,357,895
Ribbon Communications, Inc.
(a)
........... 204,297 478,055
Ubiquiti, Inc.
(b)
....................... 5,886 3,143,300
Viasat, Inc.
(a) (b)
....................... 173,683 15,598,470
Viavi Solutions, Inc.
(a)
.................. 299,221 14,287,803
Vistance Networks, Inc.
(a)
............... 290,565 3,713,421
1,196,325,615
Construction & Engineering — 0.6%
AECOM ........................... 167,055 11,660,439
AIAI Holdings Corp. , Class A
(a) (b)
........... 62,421 868,276
Ameresco, Inc. , Class A
(a) (b)
.............. 47,272 1,304,707
API Group Corp.
(a)
.................... 497,528 21,070,311
Arcosa, Inc. ........................ 61,867 8,988,656
Argan, Inc. ......................... 18,167 14,507,258
Bowman Consulting Group Ltd.
(a) (b)
......... 20,488 598,250
Cardinal Infrastructure Group, Inc. , Class A
(a) (b)
. 16,398 1,544,692
Centuri Holdings, Inc.
(a)
................. 107,857 3,261,596
Comfort Systems USA, Inc. .............. 45,285 89,752,606
Construction Partners, Inc. , Class A
(a) (b)
...... 61,527 7,307,562
Dycom Industries, Inc.
(a)
................ 38,445 19,437,408
EMCOR Group, Inc. ................... 57,131 47,411,874
Everus Construction Group, Inc.
(a)
.......... 66,166 10,980,248
Fluor Corp.
(a)
........................ 181,742 9,521,463
Security
Shares
Shares Value
Construction & Engineering (continued)
Granite Construction, Inc. ............... 56,699 $ 8,962,978
IES Holdings, Inc.
(a) (b)
.................. 11,165 8,202,479
Legence Corp. , Class A
(a)
............... 68,115 5,805,441
Limbach Holdings, Inc.
(a) (b)
............... 12,674 975,898
MasTec, Inc.
(a) (b)
...................... 79,918 33,250,683
MYR Group, Inc.
(a)
.................... 20,285 10,150,614
NWPX Infrastructure, Inc.
(a) (b)
............. 16,110 2,415,533
Orion Group Holdings, Inc.
(a)
............. 58,387 982,069
Primoris Services Corp. ................ 69,036 6,842,848
Quanta Services, Inc. .................. 193,365 139,230,535
Solv Energy, Inc. , Class A
(a) (b)
............. 46,284 1,575,970
Sterling Infrastructure, Inc.
(a)
............. 39,465 33,125,342
Terrestrial Energy, Inc.
(a) (b)
............... 228 1,614
Tutor Perini Corp. .................... 57,108 4,738,251
Valmont Industries, Inc. ................. 25,326 14,628,298
WillScot Holdings Corp. , Class A .......... 244,281 7,049,950
526,153,849
Construction Materials — 0.3%
Amrize Ltd.
(b)
........................ 661,639 35,265,359
CRH plc ........................... 861,915 92,224,905
Eagle Materials, Inc. ................... 40,822 9,184,950
Knife River Corp.
(a) (b)
................... 73,403 6,140,161
Martin Marietta Materials, Inc. ............ 77,611 44,758,264
United States Lime & Minerals, Inc. ......... 15,380 1,609,824
Vulcan Materials Co. .................. 167,823 49,509,463
238,692,926
Consumer Finance — 0.6%
Ally Financial, Inc. .................... 362,382 16,651,453
American Express Co. ................. 686,052 232,057,089
Bread Financial Holdings, Inc. ............ 40,318 4,368,455
Capital One Financial Corp. .............. 803,905 161,279,421
Credit Acceptance Corp.
(a) (b)
.............. 7,597 4,837,314
Dave, Inc. , Class A
(a) (b)
................. 14,245 5,307,545
Encore Capital Group, Inc.
(a)
............. 30,750 2,868,667
Enova International, Inc.
(a)
............... 32,258 7,765,468
EZCORP, Inc. , Class A, NVS
(a) (b)
........... 76,234 2,635,409
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 46,632 1,432,069
FirstCash Holdings, Inc. ................ 50,489 10,921,780
Green Dot Corp. , Class A
(a)
.............. 79,639 1,075,923
Happen, Inc.
(a)
....................... 159,376 3,305,458
LendingTree, Inc.
(a) (b)
.................. 15,518 687,292
Navient Corp. ....................... 121,764 1,036,212
Nelnet, Inc. , Class A ................... 20,621 2,749,398
NerdWallet, Inc. , Class A
(a) (b)
............. 114 1,054
OneMain Holdings, Inc. ................. 151,047 9,209,336
PRA Group, Inc.
(a)
.................... 57,095 1,084,234
PROG Holdings, Inc. .................. 52,174 2,431,830
SLM Corp. ......................... 255,366 6,624,194
SoFi Technologies, Inc.
(a) (b)
.............. 1,666,788 29,885,509
Synchrony Financial ................... 431,014 32,778,615
Upstart Holdings, Inc.
(a) (b)
................ 121,248 4,295,817
World Acceptance Corp.
(a)
............... 3,795 849,435
546,138,977
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc. , Class A ............ 477,570 6,461,522
Andersons, Inc. (The) .................. 42,293 2,892,841
BJ's Wholesale Club Holdings, Inc.
(a)
........ 162,981 14,215,203
Casey's General Stores, Inc. ............. 47,564 37,803,392
Chefs' Warehouse, Inc. (The)
(a)
........... 50,637 4,866,216
Costco Wholesale Corp. ................ 571,415 534,541,590
Dollar General Corp. .................. 284,135 32,706,780
Dollar Tree, Inc.
(a)
..................... 233,005 28,181,955
Grocery Outlet Holding Corp.
(a) (b)
........... 115,247 1,150,165

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Ingles Markets, Inc. , Class A ............. 19,222 $ 1,702,685
Kroger Co. (The) ..................... 726,588 40,347,432
Maplebear, Inc.
(a)
..................... 210,663 9,974,893
Natural Grocers by Vitamin Cottage, Inc. ..... 15,114 468,836
Performance Food Group Co.
(a)
........... 204,359 22,845,293
PriceSmart, Inc. ...................... 33,869 6,615,970
Sprouts Farmers Market, Inc.
(a)
............ 121,874 10,308,103
Sysco Corp. ........................ 617,135 51,580,143
Target Corp. ........................ 586,215 76,565,541
United Natural Foods, Inc.
(a)
.............. 81,606 3,726,946
US Foods Holding Corp.
(a)
............... 284,350 29,074,787
Walmart, Inc. ........................ 5,653,264 640,288,681
Weis Markets, Inc. .................... 14,649 1,147,163
1,557,466,137
Containers & Packaging — 0.2%
Amcor plc .......................... 597,686 25,909,688
AptarGroup, Inc. ..................... 84,084 10,527,317
Avery Dennison Corp. .................. 96,954 15,740,482
Ball Corp. .......................... 340,249 21,231,538
Crown Holdings, Inc. .................. 143,154 16,007,480
Graphic Packaging Holding Co. ........... 388,412 4,105,515
Greif, Inc. , Class A, NVS ................ 27,269 2,031,268
Greif, Inc. , Class B .................... 11,395 1,065,888
International Paper Co. ................. 690,519 26,308,774
Myers Industries, Inc. .................. 54,184 1,913,237
O-I Glass, Inc.
(a)
...................... 195,230 1,880,065
Packaging Corp. of America ............. 114,132 27,195,373
Silgan Holdings, Inc. ................... 114,092 5,292,728
Smurfit WestRock plc .................. 674,763 31,214,536
Sonoco Products Co. .................. 123,944 6,984,244
TriMas Corp. ........................ 43,159 1,943,450
199,351,583
Distributors — 0.0%
Genuine Parts Co. .................... 180,440 21,288,311
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 36,508 1,153,653
Gold.com, Inc. ....................... 25,448 1,058,891
LKQ Corp. ......................... 332,232 8,747,669
Pool Corp. ......................... 43,296 9,304,310
41,552,834
Diversified Consumer Services — 0.1%
ADT, Inc. .......................... 663,670 4,313,855
American Public Education, Inc.
(a)
.......... 31,167 1,673,668
Bright Horizons Family Solutions, Inc.
(a)
...... 71,520 5,069,338
Carriage Services, Inc. , Class A ........... 22,698 870,241
Coursera, Inc.
(a) (b)
..................... 294,269 1,659,677
Covista, Inc.
(a)
....................... 44,648 5,565,820
Driven Brands Holdings, Inc.
(a) (b)
........... 80,607 1,123,662
Duolingo, Inc. , Class A
(a) (b)
............... 52,639 6,054,538
Frontdoor, Inc.
(a)
...................... 91,684 7,113,761
Graham Holdings Co. , Class B ............ 3,992 4,556,549
Grand Canyon Education, Inc.
(a)
........... 36,770 5,262,155
H&R Block, Inc. ...................... 161,962 6,167,513
Laureate Education, Inc.
(a)
............... 163,788 5,948,780
Liberty Live Holdings, Inc. , Class A
(a)
........ 30,293 3,067,469
Liberty Live Holdings, Inc. , Class C, NVS
(a) (b)
... 66,841 7,061,083
Lincoln Educational Services Corp.
(a) (b)
....... 38,739 1,933,076
Matthews International Corp. , Class A ....... 46,248 1,244,996
OneSpaWorld Holdings Ltd. .............. 131,213 3,705,455
Perdoceo Education Corp. ............... 74,426 2,381,632
Service Corp. International .............. 179,147 13,608,006
Strategic Education, Inc. ................ 31,478 2,411,844
Stride, Inc.
(a)
........................ 55,015 4,744,494
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.
(a)
......... 69,225 $ 2,960,753
98,498,365
Diversified REITs — 0.0%
AH Realty Trust, Inc. .................. 137,424 972,962
American Assets Trust, Inc. .............. 67,080 1,656,205
Broadstone Net Lease, Inc. .............. 247,722 5,120,414
CTO Realty Growth, Inc. ................ 36,690 789,202
Essential Properties Realty Trust, Inc. ....... 266,710 7,961,293
Gladstone Commercial Corp. ............. 67,166 826,142
Global Net Lease, Inc. ................. 250,303 2,237,709
WP Carey, Inc. ...................... 289,376 20,690,384
40,254,311
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a) (b)
...................... 25,742 2,649,881
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 336,523 29,903,434
AT&T, Inc. .......................... 8,956,017 185,389,552
Bandwidth, Inc. , Class A
(a) (b)
.............. 39,123 2,476,486
Cogent Communications Holdings, Inc. ...... 66,811 927,337
Comcast Corp. , Class A ................ 4,589,021 112,660,465
Globalstar, Inc.
(a)
..................... 68,591 5,575,762
IDT Corp. , Class B .................... 25,529 1,484,767
Iridium Communications, Inc. ............. 138,790 7,612,631
Liberty Capital Corp. , Class A
(a) (b)
.......... 4,211 92,221
Liberty Capital Corp. , Class C, NVS
(a) (b)
...... 42,539 917,141
Liberty Global Ltd. , Class A
(a)
............. 186,755 2,123,404
Liberty Global Ltd. , Class C, NVS
(a)
......... 216,084 2,376,924
Liberty Latin America Ltd. , Class A
(a)
........ 67,764 531,270
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 149,815 1,167,059
Lumen Technologies, Inc.
(a)
.............. 1,242,751 9,544,328
Shenandoah Telecommunications Co. ....... 71,676 1,080,874
Space Exploration Technologies Corp. , Class
A
(a) (b)
........................... 758,730 129,636,608
Uniti Group, Inc. ..................... 240,380 2,757,159
Verizon Communications, Inc. ............ 5,373,153 227,499,298
726,406,601
Electric Utilities — 1.3%
Alliant Energy Corp.
(b)
.................. 339,087 25,868,947
American Electric Power Co., Inc. .......... 698,432 95,552,482
Constellation Energy Corp. .............. 412,568 102,469,514
Duke Energy Corp. ................... 993,462 125,752,420
Edison International ................... 497,427 37,033,440
Entergy Corp. ....................... 585,242 67,220,896
Evergy, Inc. ......................... 297,476 25,710,851
Eversource Energy ................... 483,525 34,944,352
Exelon Corp. ........................ 1,304,715 60,825,813
FirstEnergy Corp. .................... 683,845 32,509,991
Genie Energy Ltd. , Class B .............. 24,634 355,961
Hawaiian Electric Industries, Inc.
(a) (b)
........ 237,841 3,217,989
IDACORP, Inc. ...................... 70,363 10,645,922
MGE Energy, Inc. ..................... 58,384 4,760,631
NextEra Energy, Inc. .................. 2,695,211 236,558,670
NRG Energy, Inc. ..................... 273,036 39,879,638
OGE Energy Corp. .................... 292,954 14,255,142
Oklo, Inc. , Class A
(a) (b)
.................. 180,583 9,449,909
Otter Tail Corp. ...................... 54,367 4,891,943
PG&E Corp. ........................ 2,835,515 47,693,362
Pinnacle West Capital Corp. ............. 151,408 16,200,656
Portland General Electric Co. ............. 138,579 7,182,550
PPL Corp. ......................... 953,643 34,664,923
Southern Co. (The) ................... 1,445,441 138,343,158
TXNM Energy, Inc. .................... 138,167 7,845,122

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. ..................... 798,364 $ 64,108,629
1,247,942,911
Electrical Equipment — 1.5%
Acuity, Inc. ......................... 39,051 14,708,950
Allient, Inc. ......................... 21,548 2,217,936
American Superconductor Corp.
(a)
......... 65,216 2,707,116
AMETEK, Inc. ....................... 296,069 71,630,934
Amprius Technologies, Inc.
(a) (b)
............ 175,945 2,438,598
Array Technologies, Inc.
(a) (b)
.............. 174,693 1,294,475
Atkore, Inc. ......................... 48,166 3,662,543
Babcock & Wilcox Enterprises, Inc.
(a)
........ 146,988 2,072,531
Bloom Energy Corp. , Class A
(a)
............ 337,311 102,104,040
ChargePoint Holdings, Inc.
(a) (b)
............ 34,402 203,316
Eaton Corp. plc ...................... 500,837 213,416,662
Emerson Electric Co. .................. 722,677 103,451,212
Energy Vault Holdings, Inc.
(a) (b)
............ 222,863 1,049,685
EnerSys ........................... 48,457 11,330,216
Enovix Corp.
(a) (b)
...................... 281,214 1,706,969
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 449,390 2,642,413
Fluence Energy, Inc. , Class A
(a) (b)
.......... 113,785 2,262,046
Forgent Power Solutions, Inc. , Class A
(a)
..... 164,763 9,203,661
FuelCell Energy, Inc.
(a) (b)
................ 86,103 3,100,569
GE Vernova, Inc.
(b)
.................... 346,436 407,013,799
Generac Holdings, Inc.
(a)
................ 76,328 22,349,602
GrafTech International Ltd.
(a) (b)
............ 27,156 160,492
Hubbell, Inc. , Class B .................. 68,406 35,790,019
Hyliion Holdings Corp.
(a) (b)
............... 180,160 938,633
KULR Technology Group, Inc.
(a) (b)
.......... 80,774 307,749
LSI Industries, Inc. .................... 49,122 1,305,663
NANO Nuclear Energy, Inc.
(a) (b)
............ 57,747 1,220,771
Nextpower, Inc. , Class A
(a)
............... 193,586 23,063,836
NuScale Power Corp. , Class A
(a) (b)
.......... 304,124 3,050,364
nVent Electric plc ..................... 208,690 35,395,911
Plug Power, Inc.
(a) (b)
................... 1,879,570 5,093,635
Powell Industries, Inc. .................. 36,882 10,561,529
Power Solutions International, Inc.
(a) (b)
....... 8,776 341,299
Preformed Line Products Co. ............. 3,377 1,386,461
Regal Rexnord Corp. .................. 87,130 20,753,495
Rockwell Automation, Inc. ............... 143,470 71,029,127
Sensata Technologies Holding plc .......... 195,290 9,323,144
SES AI Corp. , Class A
(a) (b)
............... 336,378 322,990
Shoals Technologies Group, Inc. , Class A
(a)
... 220,160 2,179,584
Sunrun, Inc.
(a)
....................... 296,287 3,964,320
Vertiv Holdings Co. , Class A ............. 495,112 165,773,400
Vicor Corp.
(a) (b)
....................... 30,292 11,504,296
X-Energy, Inc.
(a) (b)
..................... 70,141 1,287,789
1,385,321,780
Electronic Equipment, Instruments & Components — 1.4%
Advanced Energy Industries, Inc. .......... 49,069 18,296,358
Aeva Technologies, Inc.
(a) (b)
.............. 42,850 1,230,652
Amphenol Corp. , Class A ............... 1,584,300 279,343,776
Arlo Technologies, Inc.
(a)
................ 144,790 1,951,769
Arrow Electronics, Inc.
(a)
................ 65,111 13,895,339
Avnet, Inc. ......................... 102,717 9,123,324
Badger Meter, Inc. .................... 36,827 5,464,390
Bel Fuse, Inc. , Class B, NVS
(b)
............ 17,618 5,867,499
Belden, Inc. ........................ 51,277 6,148,625
Benchmark Electronics, Inc. ............. 52,544 5,184,516
CDW Corp. ......................... 164,969 23,201,240
Cognex Corp. ....................... 216,320 15,665,894
Coherent Corp.
(a)
..................... 252,077 99,436,814
Corning, Inc. ........................ 1,009,160 257,769,739
Crane NXT Co. ...................... 66,904 3,422,809
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp. ......................... 37,658 $ 2,454,925
Daktronics, Inc.
(a)
..................... 69,954 1,368,300
ePlus, Inc. ......................... 34,309 2,855,538
Evolv Technologies Holdings, Inc.
(a)
......... 192,774 1,118,089
Fabrinet
(a)
.......................... 46,122 25,924,254
Flex Ltd.
(a)
.......................... 474,623 76,922,150
Frequency Electronics, Inc.
(a)
............. 19 1,261
Insight Enterprises, Inc.
(a)
............... 41,022 4,996,480
IPG Photonics Corp.
(a)
................. 32,679 3,833,900
Itron, Inc.
(a)
......................... 57,457 4,971,754
Jabil, Inc. .......................... 135,874 52,376,710
Keysight Technologies, Inc.
(a)
............. 221,120 77,407,478
Kimball Electronics, Inc.
(a)
............... 35,548 910,029
Knowles Corp.
(a)
..................... 110,669 4,590,550
LightPath Technologies, Inc. , Class A
(a) (b)
..... 86,889 1,420,635
Lightwave Logic, Inc.
(a) (b)
................ 191,294 1,809,641
Littelfuse, Inc. ....................... 32,762 14,917,521
Methode Electronics, Inc. ............... 46,042 873,417
MicroVision, Inc.
(a) (b)
................... 346,415 113,278
Mirion Technologies, Inc. , Class A
(a)
........ 332,773 5,966,620
M-Tron Industries, Inc.
(a) (b)
............... 4,324 428,725
Napco Security Technologies, Inc. ......... 48,039 1,824,521
Neonode, Inc.
(a) (b)
..................... 27,689 26,055
nLight, Inc.
(a) (b)
....................... 71,677 4,990,153
Novanta, Inc.
(a) (b)
..................... 46,579 7,556,977
OSI Systems, Inc.
(a) (b)
.................. 20,987 4,589,857
Ouster, Inc. , Class A
(a) (b)
................ 80,640 5,041,613
PC Connection, Inc. ................... 21,051 1,536,513
Plexus Corp.
(a)
....................... 34,172 10,274,495
Powerfleet, Inc.
(a) (b)
.................... 141,734 542,841
Ralliant Corp. ....................... 147,308 10,846,288
Rogers Corp.
(a)
...................... 21,966 3,596,493
Sanmina Corp.
(a)
..................... 69,138 17,497,445
ScanSource, Inc.
(a) (b)
................... 29,738 1,549,052
SmartRent, Inc. , Class A
(a) (b)
.............. 313,097 372,585
TD SYNNEX Corp. .................... 96,492 25,796,171
TE Connectivity plc ................... 375,380 75,680,362
Teledyne Technologies, Inc.
(a)
............. 60,075 40,064,018
TTM Technologies, Inc.
(a)
................ 134,766 25,203,937
Unusual Machines, Inc.
(a) (b)
.............. 54,645 1,218,584
Vishay Intertechnology, Inc. .............. 160,325 8,622,279
Vishay Precision Group, Inc.
(a) (b)
........... 16,634 2,493,603
Vontier Corp. ........................ 193,060 5,598,740
Vuzix Corp.
(a) (b)
...................... 342 992
Zebra Technologies Corp. , Class A
(a)
........ 61,771 16,261,833
1,302,449,406
Energy Equipment & Services — 0.4%
Archrock, Inc. ....................... 229,119 9,327,434
Atlas Energy Solutions, Inc. .............. 92,396 1,534,698
Baker Hughes Co. , Class A .............. 1,270,009 70,485,499
Bristow Group, Inc. , Class A ............. 33,960 1,403,227
Cactus, Inc. , Class A .................. 94,235 4,827,659
Core Laboratories, Inc.
(b)
................ 71,926 837,938
Expro Group Holdings NV
(a) (b)
............. 152,286 2,249,264
Flowco Holdings, Inc. , Class A ............ 37,968 810,237
Forum Energy Technologies, Inc.
(a)
......... 14,046 705,531
Halliburton Co. ...................... 1,071,878 36,390,258
Helix Energy Solutions Group, Inc.
(a)
........ 206,929 1,808,559
Helmerich & Payne, Inc. ................ 133,727 4,378,222
Innovex International, Inc.
(a) (b)
............. 44,257 1,097,574
Kodiak Gas Services, Inc. ............... 126,376 9,494,629
Liberty Energy, Inc. , Class A ............. 211,201 5,531,354
Nabors Industries Ltd.
(a)
................ 21,282 1,787,901
National Energy Services Reunited Corp.
(a)
... 75,217 2,251,245

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Noble Corp. plc ...................... 168,347 $ 6,279,343
NOV, Inc. .......................... 477,588 8,859,257
Oceaneering International, Inc.
(a)
.......... 136,720 5,539,894
Oil States International, Inc.
(a)
............. 89,742 718,833
Patterson-UTI Energy, Inc. .............. 479,311 4,400,075
ProPetro Holding Corp.
(a)
................ 129,388 1,855,424
RPC, Inc. .......................... 105,462 614,843
SEACOR Marine Holdings, Inc.
(a) (b)
......... 57,809 442,239
Seadrill Ltd.
(a)
....................... 84,874 3,209,935
Select Water Solutions, Inc. , Class A ........ 157,705 3,150,946
SLB Ltd. ........................... 1,921,794 89,344,203
Solaris Energy Infrastructure, Inc. , Class A .... 70,930 5,707,028
TechnipFMC plc ...................... 514,272 34,096,234
TETRA Technologies, Inc.
(a)
.............. 170,506 1,931,833
Tidewater, Inc.
(a)
..................... 60,601 4,037,845
Transocean Ltd.
(a)
.................... 1,359,369 6,647,314
Valaris Ltd.
(a)
........................ 83,826 6,085,768
Weatherford International plc ............. 91,873 7,487,650
345,329,893
Entertainment — 1.1%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 1,008,744 1,916,614
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 15,517 873,762
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 65,603 3,404,796
Cinemark Holdings, Inc. ................ 130,002 4,124,963
Electronic Arts, Inc. ................... 289,000 59,256,560
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
........................... 37,145 3,251,673
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 284,484 27,065,808
Lionsgate Studios Corp.
(a) (b)
.............. 302,463 4,630,709
Live Nation Entertainment, Inc.
(a) (b)
......... 204,889 37,517,225
Madison Square Garden Entertainment Corp. ,
Class A
(a)
........................ 54,904 4,441,185
Madison Square Garden Sports Corp.
(a)
...... 23,805 9,565,801
Marcus Corp. (The) ................... 36,182 848,830
Netflix, Inc.
(a)
........................ 5,424,628 387,318,439
Playtika Holding Corp. ................. 266 990
ROBLOX Corp. , Class A
(a)
............... 868,067 47,205,483
Roku, Inc. , Class A
(a)
.................. 171,739 23,724,025
Sphere Entertainment Co. , Class A
(a)
........ 36,894 6,383,769
Starz Entertainment Corp.
(a)
.............. 18,026 520,230
Stubhub Holdings, Inc. , Class A
(a) (b)
......... 87,057 1,120,424
Take-Two Interactive Software, Inc.
(a)
........ 225,422 56,350,992
TKO Group Holdings, Inc. , Class A ......... 82,136 16,534,798
Vivid Seats, Inc. , Class A
(a) (b)
............. 5,199 33,897
Walt Disney Co. (The) ................. 2,237,834 215,391,522
Warner Bros Discovery, Inc.
(a)
............ 3,199,758 85,305,548
Warner Music Group Corp. , Class A ........ 187,197 5,067,423
1,001,855,466
Financial Services — 3.1%
Affirm Holdings, Inc. , Class A
(a)
............ 381,001 31,070,632
Alerus Financial Corp. ................. 33,694 1,047,883
Apollo Global Management, Inc. ........... 595,890 70,499,746
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,360,104 1,180,972,441
Better Home & Finance Holding Co. , Class A
(a) (b)
12,586 346,115
Block, Inc. , Class A
(a)
.................. 692,755 52,649,380
Cannae Holdings, Inc. ................. 103,372 1,488,557
Cass Information Systems, Inc. ........... 22,592 1,159,421
Chime Financial, Inc. , Class A
(a) (b)
.......... 52,637 1,078,006
Corebridge Financial, Inc. ............... 324,844 9,300,284
Corpay, Inc.
(a) (b)
...................... 84,469 28,150,984
Enact Holdings, Inc. ................... 55,465 2,535,305
Equitable Holdings, Inc. ................ 325,592 14,286,977
Security
Shares
Shares Value
Financial Services (continued)
Essent Group Ltd. .................... 117,436 $ 7,548,786
Euronet Worldwide, Inc.
(a)
............... 50,258 3,678,383
EVERTEC, Inc. ...................... 89,808 2,494,866
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 11,356 2,262,910
Fidelity National Information Services, Inc. .... 674,036 26,206,520
Fiserv, Inc.
(a)
........................ 692,719 33,977,867
Flywire Corp.
(a) (b)
..................... 139,641 2,453,492
Global Payments, Inc. ................. 301,180 21,853,621
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 172,255 6,726,558
Jack Henry & Associates, Inc. ............ 91,314 12,577,590
Jackson Financial, Inc. , Class A ........... 54,529 5,583,224
loanDepot, Inc. , Class A
(a) (b)
.............. 259,561 324,451
Marqeta, Inc. , Class A
(a)
................ 587,876 2,386,777
Mastercard, Inc. , Class A ................ 1,037,947 533,089,579
Merchants Bancorp ................... 37,855 1,892,750
MGIC Investment Corp. ................ 287,829 8,116,778
NCR Atleos Corp.
(a)
................... 91,406 3,967,934
NewtekOne, Inc. ..................... 41,387 612,942
NMI Holdings, Inc. , Class A
(a)
............. 112,345 4,616,256
Paymentus Holdings, Inc. , Class A
(a)
........ 78,745 1,902,479
Payoneer Global, Inc.
(a)
................. 376,935 2,683,777
PayPal Holdings, Inc. .................. 1,138,267 49,150,369
PennyMac Financial Services, Inc. ......... 37,692 3,282,973
Radian Group, Inc. .................... 183,296 6,904,760
Remitly Global, Inc.
(a)
.................. 226,395 5,073,512
Repay Holdings Corp. , Class A
(a)
.......... 114,611 481,366
Rocket Cos., Inc. , Class A
(a)
.............. 1,269,505 19,994,704
Sezzle, Inc.
(a) (b)
...................... 20,388 3,499,192
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 89,300 4,343,552
Toast, Inc. , Class A
(a) (b)
................. 611,308 17,006,589
UWM Holdings Corp. , Class A ............ 483,638 1,107,531
Visa, Inc. , Class A .................... 2,136,146 732,890,331
Voya Financial, Inc. ................... 117,330 10,621,885
Walker & Dunlop, Inc. .................. 46,154 2,524,624
Waterstone Financial, Inc. ............... 55,249 1,145,312
Western Union Co. (The) ............... 278,126 2,141,570
WEX, Inc.
(a)
......................... 45,836 6,467,001
2,946,178,542
Food Products — 0.4%
Alico, Inc. .......................... 25,329 1,047,861
Archer-Daniels-Midland Co. .............. 617,419 47,170,812
B&G Foods, Inc. ..................... 145,991 581,044
Beyond Meat, Inc.
(a) (b)
.................. 662,701 497,026
Bunge Global SA ..................... 172,875 18,450,949
Cal-Maine Foods, Inc. .................. 55,764 4,492,348
Campbell's Co. (The) .................. 254,739 5,673,037
Conagra Brands, Inc. .................. 608,642 8,192,321
Darling Ingredients, Inc.
(a)
............... 206,495 11,278,757
Del Monte Corp. ..................... 53,261 1,486,514
Flowers Foods, Inc. ................... 319,782 2,526,278
Freshpet, Inc.
(a)
...................... 64,979 3,841,558
General Mills, Inc. .................... 691,294 24,057,031
Hain Celestial Group, Inc. (The)
(a) (b)
......... 114,909 64,372
Hershey Co. (The) .................... 191,120 33,532,004
Hormel Foods Corp. ................... 377,332 9,365,380
Ingredion, Inc. ....................... 81,979 7,764,231
J & J Snack Foods Corp. ................ 21,557 1,583,362
J M Smucker Co. (The) ................. 136,831 15,393,487
John B Sanfilippo & Son, Inc. ............. 12,411 1,067,222
Kraft Heinz Co. (The) .................. 1,098,254 25,940,759
Lamb Weston Holdings, Inc. ............. 184,204 7,953,929
Marzetti Co. (The) .................... 26,861 3,066,452

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
McCormick & Co., Inc. (Non-Voting) , NVS .... 329,773 $ 16,627,155
Mission Produce, Inc.
(a) (b)
................ 89,510 1,055,323
Mondelez International, Inc. , Class A ........ 1,650,401 95,459,194
Pilgrim's Pride Corp. ................... 66,884 1,880,109
Post Holdings, Inc.
(a)
................... 53,599 4,730,648
Seaboard Corp. ...................... 260 1,160,726
Seneca Foods Corp. , Class A
(a)
........... 5,130 892,312
Simply Good Foods Co. (The)
(a)
........... 123,278 1,637,132
Tootsie Roll Industries, Inc.
(b)
............. 30,423 1,203,230
Tyson Foods, Inc. , Class A .............. 366,934 21,006,971
Utz Brands, Inc. , Class A ................ 93,830 722,491
Vital Farms, Inc.
(a) (b)
................... 49,154 571,661
381,973,686
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 216,997 37,382,073
Chesapeake Utilities Corp. .............. 29,855 3,656,640
MDU Resources Group, Inc. ............. 287,325 6,094,163
National Fuel Gas Co. ................. 120,721 9,320,868
New Jersey Resources Corp. ............. 136,143 7,629,454
Northwest Natural Holding Co. ............ 64,334 3,156,226
ONE Gas, Inc. ....................... 85,354 6,578,233
Southwest Gas Holdings, Inc. ............ 86,342 7,656,809
Spire, Inc. .......................... 79,403 6,200,580
UGI Corp. .......................... 279,505 9,654,103
97,329,149
Ground Transportation — 0.9%
ArcBest Corp. ....................... 29,817 4,279,932
Avis Budget Group, Inc.
(a) (b)
.............. 22,689 3,354,115
Covenant Logistics Group, Inc. , Class A ...... 24,814 1,096,283
CSX Corp. ......................... 2,387,597 113,482,485
Fedex Freight Holding Co., Inc.
(a)
.......... 139,626 21,083,526
FTAI Infrastructure, Inc. ................. 194,374 901,895
Heartland Express, Inc. ................. 59,658 907,995
Hertz Global Holdings, Inc.
(a) (b)
............ 181,127 410,253
JB Hunt Transport Services, Inc. .......... 96,254 27,858,795
Knight-Swift Transportation Holdings, Inc. , Class
A ............................. 208,801 16,259,334
Landstar System, Inc. .................. 43,733 9,044,422
Lyft, Inc. , Class A
(a) (b)
................... 492,802 7,199,837
Marten Transport Ltd. .................. 82,712 1,435,053
Norfolk Southern Corp. ................. 290,297 91,324,533
Old Dominion Freight Line, Inc. ........... 236,058 51,130,163
RXO, Inc.
(a) (b)
........................ 218,781 6,036,168
Ryder System, Inc. .................... 48,533 12,801,549
Saia, Inc.
(a)
......................... 34,313 14,451,263
Schneider National, Inc. , Class B .......... 57,613 2,104,603
Uber Technologies, Inc.
(a)
............... 2,623,828 189,335,429
U-Haul Holding Co.
(a) (b)
................. 11,324 741,043
U-Haul Holding Co. , NVS ............... 129,625 7,479,362
Union Pacific Corp. ................... 763,521 207,677,712
Werner Enterprises, Inc. ................ 87,728 3,825,818
XPO, Inc.
(a)
......................... 151,414 31,083,780
825,305,348
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories ................... 2,241,145 203,361,497
Align Technology, Inc.
(a)
................. 86,821 14,643,230
Alphatec Holdings, Inc.
(a)
................ 158,517 1,371,172
AngioDynamics, Inc.
(a)
................. 83,344 1,084,305
Anteris Technologies Global Corp.
(a) (b)
....... 111,646 1,099,713
Artivion, Inc.
(a)
....................... 61,498 1,381,860
AtriCure, Inc.
(a) (b)
..................... 66,002 1,846,736
Avanos Medical, Inc.
(a)
................. 65,518 1,630,088
AxoGen, Inc.
(a)
....................... 72,709 3,358,429
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.
(b)
............... 673,779 $ 14,364,968
Becton Dickinson & Co. ................ 356,885 54,007,407
Beta Bionics, Inc.
(a) (b)
.................. 53,313 835,415
Boston Scientific Corp.
(a)
................ 1,913,058 81,649,315
Butterfly Network, Inc. , Class A
(a)
.......... 320,899 2,701,970
Ceribell, Inc.
(a)
....................... 76 1,478
Cerus Corp.
(a) (b)
...................... 343,546 1,003,154
ClearPoint Neuro, Inc.
(a) (b)
............... 34,373 613,214
CONMED Corp. ...................... 43,065 1,409,518
Cooper Cos., Inc. (The)
(a)
............... 250,066 17,932,233
Delcath Systems, Inc.
(a) (b)
............... 43,442 546,935
DENTSPLY SIRONA, Inc. ............... 283,269 3,005,484
Dexcom, Inc.
(a)
...................... 496,274 33,424,054
Edwards Lifesciences Corp.
(a)
............ 743,948 67,297,536
Embecta Corp.
(b)
..................... 71,074 231,701
Enovis Corp.
(a)
....................... 79,932 1,654,592
Envista Holdings Corp.
(a)
................ 230,935 6,085,137
GE HealthCare Technologies, Inc. ......... 586,574 37,546,602
Glaukos Corp.
(a)
...................... 77,457 10,825,390
Globus Medical, Inc. , Class A
(a)
........... 144,205 11,393,637
Haemonetics Corp.
(a)
.................. 60,883 4,566,225
ICU Medical, Inc.
(a)
.................... 31,840 4,667,744
IDEXX Laboratories, Inc.
(a)
............... 101,539 53,454,191
Inspire Medical Systems, Inc.
(a)
........... 35,054 1,563,759
Insulet Corp.
(a)
....................... 91,220 13,888,245
Integer Holdings Corp.
(a)
................ 46,802 4,373,647
Integra LifeSciences Holdings Corp.
(a)
....... 90,940 1,633,282
Intuitive Surgical, Inc.
(a)
................. 456,699 181,620,058
iRadimed Corp. ...................... 9,596 916,994
IRhythm Holdings, Inc.
(a)
................ 42,818 5,093,201
Kestra Medical Technologies Ltd.
(a) (b)
........ 40,983 1,042,608
Lantheus Holdings, Inc.
(a)
............... 86,912 9,642,017
LeMaitre Vascular, Inc. ................. 26,684 2,560,597
LivaNova plc
(a)
....................... 74,183 6,100,068
Medline, Inc. , Class A
(a) (b)
................ 516,629 20,375,848
Medtronic plc ....................... 1,654,597 129,439,123
Merit Medical Systems, Inc.
(a)
............. 77,083 5,344,935
Neogen Corp.
(a) (b)
..................... 320,161 2,878,247
Novocure Ltd.
(a) (b)
..................... 134,839 2,042,811
Omnicell, Inc.
(a)
...................... 58,457 2,427,135
OraSure Technologies, Inc.
(a)
............. 123,197 549,459
Orthofix Medical, Inc.
(a)
................. 52,998 484,402
OrthoPediatrics Corp.
(a) (b)
................ 20,544 393,007
Outset Medical, Inc.
(a) (b)
................. 37,670 162,734
Penumbra, Inc.
(a)
..................... 50,585 15,972,214
PROCEPT BioRobotics Corp.
(a) (b)
.......... 75,713 1,709,600
Pulmonx Corp.
(a) (b)
.................... 68,588 89,164
Pulse Biosciences, Inc.
(a) (b)
............... 39,011 1,081,775
QuidelOrtho Corp.
(a)
................... 89,140 1,561,287
ResMed, Inc. ....................... 187,738 36,586,381
RxSight, Inc.
(a)
....................... 46,736 225,268
Senseonics Holdings, Inc.
(a) (b)
............. 51,139 290,470
SI-BONE, Inc.
(a) (b)
..................... 56,975 929,832
Solventum Corp.
(a)
.................... 191,894 14,804,622
STAAR Surgical Co.
(a) (b)
................. 64,955 1,863,559
STERIS plc ......................... 127,425 26,831,882
Strive, Inc. , Class A
(a) (b)
................. 86,568 944,457
Stryker Corp. ....................... 445,262 140,186,288
Tactile Systems Technology, Inc.
(a) (b)
........ 32,702 973,866
Tandem Diabetes Care, Inc.
(a)
............ 87,391 1,318,730
Teleflex, Inc. ........................ 58,491 7,414,319
TransMedics Group, Inc.
(a) (b)
.............. 45,237 3,004,642
Treace Medical Concepts, Inc.
(a) (b)
.......... 72,439 288,307
UFP Technologies, Inc.
(a)
................ 9,725 2,578,389
Varex Imaging Corp.
(a)
................. 53,239 555,283

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ............ 250,121 $ 21,532,917
1,312,270,359
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(a)
............. 121,906 3,599,884
Accendra Health, Inc.
(a)
................. 104,914 358,806
AdaptHealth Corp. , Class A
(a)
............. 139,317 1,451,683
Addus HomeCare Corp.
(a)
............... 24,081 2,419,418
agilon health, Inc.
(a)
................... 15,617 1,673,830
Alignment Healthcare, Inc.
(a) (b)
............ 217,418 5,176,723
AMN Healthcare Services, Inc.
(a)
........... 46,895 1,517,991
Astrana Health, Inc.
(a)
.................. 55,749 2,587,311
Aveanna Healthcare Holdings, Inc.
(a)
........ 98,907 847,633
Billiontoone, Inc. , Class A
(a)
.............. 19 2,280
BrightSpring Health Services, Inc.
(a)
........ 204,173 14,239,025
Brookdale Senior Living, Inc.
(a)
............ 312,626 5,030,152
Cardinal Health, Inc. ................... 301,068 71,521,714
Castle Biosciences, Inc.
(a)
............... 34,703 827,667
Cencora, Inc. ....................... 249,415 70,579,457
Centene Corp.
(a)
..................... 602,804 38,693,989
Chemed Corp. ....................... 17,081 7,955,305
Cigna Group (The) .................... 339,337 93,548,424
Clover Health Investments Corp. , Class A
(a)
... 611,203 3,202,704
Community Health Systems, Inc.
(a)
......... 202,480 676,283
Concentra Group Holdings Parent, Inc. ...... 163,375 4,860,406
CorVel Corp.
(a)
....................... 41,166 2,573,698
Cross Country Healthcare, Inc.
(a)
.......... 45,016 594,661
CVS Health Corp. .................... 1,641,740 169,838,003
DaVita, Inc.
(a) (b)
...................... 41,320 9,192,874
Elevance Health, Inc. .................. 279,942 108,261,970
Encompass Health Corp. ............... 129,693 13,109,368
Ensign Group, Inc. (The) ................ 73,431 11,770,989
Fulgent Genetics, Inc.
(a)
................ 57 1,170
GeneDx Holdings Corp. , Class A
(a)
......... 27,745 1,904,694
Guardant Health, Inc.
(a)
................. 171,482 25,727,444
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 35,292 1,477,676
HCA Healthcare, Inc. .................. 199,836 77,914,058
HealthEquity, Inc.
(a)
.................... 110,911 10,017,482
Henry Schein, Inc.
(a)
................... 122,893 10,264,023
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 275,478 9,550,822
Hinge Health, Inc. , Class A
(a) (b)
............ 41,312 3,428,896
Humana, Inc. ....................... 155,159 61,632,258
Labcorp Holdings, Inc. ................. 105,145 29,440,600
LifeStance Health Group, Inc.
(a)
........... 320,637 3,434,022
McKesson Corp. ..................... 154,155 116,479,518
Molina Healthcare, Inc.
(a)
................ 66,603 15,232,106
Nakamoto, Inc.
(a) (b)
.................... 14,934 58,989
National HealthCare Corp. ............... 20,146 4,258,059
NeoGenomics, Inc.
(a) (b)
................. 171,334 2,499,763
NRC Health ........................ 23,300 502,581
Nutex Health, Inc.
(a) (b)
.................. 7,138 1,219,813
OPKO Health, Inc.
(a) (b)
.................. 745,769 1,118,653
Option Care Health, Inc.
(a)
............... 206,038 4,320,617
PACS Group, Inc.
(a)
................... 62,658 2,671,737
Pediatrix Medical Group, Inc.
(a)
............ 115,091 2,915,255
Pennant Group, Inc. (The)
(a)
.............. 47,065 1,739,052
Privia Health Group, Inc.
(a)
............... 168,976 4,347,752
Progyny, Inc.
(a)
....................... 104,705 3,018,645
Quest Diagnostics, Inc. ................. 140,187 29,712,635
RadNet, Inc.
(a)
....................... 93,112 5,742,217
Select Medical Holdings Corp. ............ 139,915 2,309,997
Sonida Senior Living, Inc.
(a) (b)
............. 45,454 1,854,523
Surgery Partners, Inc.
(a) (b)
............... 107,751 1,810,217
Talkspace, Inc.
(a)
..................... 216,685 1,126,762
Tenet Healthcare Corp.
(a)
................ 110,832 20,734,451
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................ 1,169,933 $ 486,259,253
Universal Health Services, Inc. , Class B ..... 67,907 10,097,092
US Physical Therapy, Inc. ............... 20,945 1,438,503
1,602,373,583
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 199,503 10,543,734
American Healthcare REIT, Inc. ........... 247,224 12,892,732
CareTrust REIT, Inc. ................... 306,548 12,369,212
Chiron Real Estate, Inc. ................ 25,957 973,907
Community Healthcare Trust, Inc. .......... 50,034 914,622
Diversified Healthcare Trust .............. 332,780 3,094,854
Healthcare Realty Trust, Inc. , Class A ....... 490,175 9,886,830
Healthpeak Properties, Inc. .............. 902,091 19,304,747
Janus Living, Inc. , Class A-1 ............. 91,764 2,637,297
LTC Properties, Inc. ................... 65,783 2,529,356
Medical Properties Trust, Inc. ............. 649,770 3,001,937
National Health Investors, Inc. ............ 63,883 4,871,718
Omega Healthcare Investors, Inc. .......... 381,645 18,196,834
Sabra Health Care REIT, Inc. ............. 319,622 6,235,825
Sila Realty Trust, Inc. .................. 81,051 2,460,708
Universal Health Realty Income Trust ....... 14,655 642,768
Ventas, Inc. ........................ 625,703 55,562,426
Welltower, Inc. ....................... 908,139 206,120,309
372,239,816
Health Care Technology — 0.1%
Certara, Inc.
(a) (b)
...................... 146,080 956,824
Claritev Corp. , Class A
(a) (b)
............... 15,679 534,811
Doximity, Inc. , Class A
(a)
................ 178,269 3,697,299
Evolent Health, Inc. , Class A
(a) (b)
........... 141,435 766,578
GoodRx Holdings, Inc. , Class A
(a) (b)
......... 125,783 362,255
Health Catalyst, Inc.
(a) (b)
................. 83,592 166,348
HealthStream, Inc. .................... 30,096 820,116
HeartFlow, Inc.
(a) (b)
.................... 26,770 785,432
LifeMD, Inc.
(a) (b)
...................... 59,520 245,817
OptimizeRx Corp.
(a) (b)
.................. 45,781 261,867
Phreesia, Inc.
(a)
...................... 82,383 847,721
Schrodinger, Inc.
(a) (b)
................... 70,356 1,143,285
Simulations Plus, Inc.
(a)
................. 24,255 444,109
Teladoc Health, Inc.
(a) (b)
................. 231,348 1,961,831
Veeva Systems, Inc. , Class A
(a)
........... 195,791 34,747,029
Waystar Holding Corp.
(a)
................ 146,451 3,006,639
50,747,961
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. .............. 317,828 5,342,689
Chatham Lodging Trust ................. 97,348 1,287,914
DiamondRock Hospitality Co. ............. 271,366 3,305,238
Host Hotels & Resorts, Inc. .............. 826,583 19,598,283
Park Hotels & Resorts, Inc. .............. 271,550 3,869,587
Pebblebrook Hotel Trust ................ 162,048 3,145,352
RLJ Lodging Trust .................... 217,512 2,577,517
Ryman Hospitality Properties, Inc. ......... 77,071 9,907,477
Service Properties Trust ................ 838,311 1,416,746
Summit Hotel Properties, Inc. ............. 163,084 1,143,219
Sunstone Hotel Investors, Inc. ............ 284,181 3,253,872
Xenia Hotels & Resorts, Inc. ............. 127,708 2,600,135
57,448,029
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc. , Class A
(a)
........ 79,691 1,004,904
Airbnb, Inc. , Class A
(a)
.................. 539,369 77,183,704
Aramark ........................... 343,221 19,529,275
BJ's Restaurants, Inc.
(a)
................. 33,631 2,042,579
Bloomin' Brands, Inc. .................. 113,010 1,032,911

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc. ................. 997,583 $ 177,809,194
Boyd Gaming Corp. ................... 71,370 6,304,112
Brinker International, Inc.
(a)
.............. 56,785 9,539,880
Caesars Entertainment, Inc.
(a)
............ 265,411 8,010,104
Carnival Corp. Ltd. .................... 1,642,044 46,913,197
Cava Group, Inc.
(a)
.................... 129,896 10,194,238
Cheesecake Factory, Inc. (The) ........... 58,796 4,676,634
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 1,658,347 56,383,798
Choice Hotels International, Inc.
(b)
.......... 25,952 2,861,727
Churchill Downs, Inc. .................. 84,306 7,557,190
Cracker Barrel Old Country Store, Inc. ....... 31,771 1,693,394
Darden Restaurants, Inc. ............... 148,318 30,554,991
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 37,834 431,308
Dine Brands Global, Inc.
(b)
............... 23,363 838,732
Domino's Pizza, Inc. ................... 39,574 11,715,487
DoorDash, Inc. , Class A
(a) (b)
.............. 488,885 90,213,949
DraftKings, Inc. , Class A
(a)
............... 642,904 16,239,755
Dutch Bros, Inc. , Class A
(a) (b)
............. 164,893 11,840,966
Expedia Group, Inc. ................... 147,872 37,837,487
First Watch Restaurant Group, Inc.
(a)
........ 65,931 849,851
Flutter Entertainment plc
(a)
............... 226,084 23,099,002
Global Business Travel Group I
(a) (b)
......... 173,542 1,629,559
Hilton Grand Vacations, Inc.
(a) (b)
........... 80,203 4,200,231
Hilton Worldwide Holdings, Inc. ........... 291,539 96,341,978
Hyatt Hotels Corp. , Class A
(b)
............. 53,119 10,296,587
Jack in the Box, Inc.
(a) (b)
................. 25,942 410,143
Krispy Kreme, Inc.
(a)
................... 127,247 449,182
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 10,065 579,341
Las Vegas Sands Corp. ................ 385,815 17,820,795
Life Time Group Holdings, Inc.
(a) (b)
.......... 194,505 7,943,584
Lindblad Expeditions Holdings, Inc.
(a)
........ 66,832 1,887,336
Lucky Strike Entertainment Corp.
(b)
......... 48,898 365,757
Marriott International, Inc. , Class A ......... 281,481 104,314,044
Marriott Vacations Worldwide Corp. ......... 37,230 3,792,992
McDonald's Corp. .................... 912,971 246,785,191
MGM Resorts International
(a)
............. 244,390 11,684,286
Monarch Casino & Resort, Inc. ............ 15,905 2,093,257
Navan, Inc. , Class A
(a)
.................. 64,929 1,484,926
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 603,386 12,737,478
Papa John's International, Inc.
(b)
........... 39,429 1,449,804
Penn Entertainment, Inc.
(a)
............... 169,432 3,619,068
Planet Fitness, Inc. , Class A
(a)
............ 104,487 5,451,087
Portillo's, Inc. , Class A
(a) (b)
............... 81,763 387,557
Pursuit Attractions & Hospitality, Inc.
(a)
....... 28,718 1,607,346
RCI Hospitality Holdings, Inc. ............. 11,609 317,158
Red Rock Resorts, Inc. , Class A ........... 61,422 3,996,115
Royal Caribbean Cruises Ltd. ............ 320,785 101,858,861
Rush Street Interactive, Inc. , Class A
(a)
...... 126,378 3,758,482
Sabre Corp.
(a) (b)
...................... 512,128 1,070,348
Serve Robotics, Inc.
(a) (b)
................. 102,143 672,101
Shake Shack, Inc. , Class A
(a)
............. 53,033 2,970,909
Sharplink, Inc.
(a) (b)
..................... 266,659 1,279,963
Six Flags Entertainment Corp.
(a) (b)
.......... 136,384 2,904,979
Starbucks Corp. ...................... 1,469,184 150,135,913
Sweetgreen, Inc. , Class A
(a) (b)
............. 137,451 1,210,943
Target Hospitality Corp.
(a) (b)
.............. 60,974 1,241,431
Texas Roadhouse, Inc. , Class A ........... 86,679 16,748,983
Travel + Leisure Co. ................... 82,704 6,321,067
United Parks & Resorts, Inc.
(a) (b)
........... 35,305 1,685,461
Vail Resorts, Inc.
(b)
.................... 46,635 6,349,355
Wendy's Co. (The)
(b)
................... 230,323 1,909,378
Wingstop, Inc. ....................... 36,327 6,299,465
Wyndham Hotels & Resorts, Inc. .......... 92,509 7,790,183
Wynn Resorts Ltd. .................... 107,087 10,397,077
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. .................... 350,362 $ 56,008,869
1,578,616,939
Household Durables — 0.4%
Beazer Homes USA, Inc.
(a) (b)
............. 36,357 1,019,814
Cavco Industries, Inc.
(a)
................. 10,527 6,467,578
Century Communities, Inc. .............. 35,873 2,570,659
Champion Homes, Inc.
(a)
................ 75,144 6,621,689
Cricut, Inc. , Class A ................... 72,841 319,772
DR Horton, Inc. ...................... 337,596 54,987,637
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 31,020 535,405
Ethan Allen Interiors, Inc. ............... 35,136 784,938
Garmin Ltd. ......................... 210,951 50,109,301
Green Brick Partners, Inc.
(a)
.............. 43,008 3,442,360
Helen of Troy Ltd.
(a) (b)
.................. 30,094 874,833
Hovnanian Enterprises, Inc. , Class A
(a)
....... 7,214 1,027,346
Installed Building Products, Inc. ........... 29,748 6,837,280
KB Home .......................... 90,377 5,656,697
La-Z-Boy, Inc. ....................... 58,117 2,331,654
Leggett & Platt, Inc. ................... 177,174 2,074,708
Lennar Corp. , Class A .................. 263,029 23,801,494
Lennar Corp. , Class B
(b)
................ 25,491 2,261,307
LGI Homes, Inc.
(a)
.................... 25,801 1,643,008
Lovesac Co. (The)
(a) (b)
.................. 25,928 432,738
M/I Homes, Inc.
(a)
..................... 36,461 5,862,564
Meritage Homes Corp. ................. 83,516 7,002,817
Mohawk Industries, Inc.
(a)
............... 67,646 8,207,489
Newell Brands, Inc. ................... 607,163 3,727,981
NVR, Inc.
(a)
......................... 3,412 23,247,321
PulteGroup, Inc. ..................... 242,218 33,234,732
SharkNinja, Inc.
(a) (b)
................... 89,983 13,701,711
Somnigroup International, Inc. ............ 271,333 21,272,507
Sonos, Inc.
(a)
........................ 182,432 2,468,305
Taylor Morrison Home Corp. , Class A
(a)
...... 118,176 8,477,946
Toll Brothers, Inc. ..................... 118,771 19,567,522
TopBuild Corp.
(a)
..................... 35,921 12,735,072
Whirlpool Corp. ...................... 82,858 3,266,262
336,572,447
Household Products — 0.7%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 79,076 3,065,776
Church & Dwight Co., Inc. ............... 306,527 29,696,336
Clorox Co. (The) ..................... 153,596 14,659,202
Colgate-Palmolive Co. ................. 1,023,998 93,880,137
Energizer Holdings, Inc. ................ 82,702 1,773,131
Kimberly-Clark Corp. .................. 420,667 46,176,617
Oil-Dri Corp. of America ................ 12,637 1,291,628
Procter & Gamble Co. (The) ............. 2,994,392 439,097,643
Reynolds Consumer Products, Inc. ......... 82,233 2,207,956
Spectrum Brands Holdings, Inc. ........... 35,759 3,066,334
WD-40 Co. ......................... 18,535 4,515,867
639,430,627
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 922,341 13,521,519
Clearway Energy, Inc. , Class C ........... 156,133 5,336,626
Fervo Energy Co. , Class A
(a) (b)
............ 89,112 2,604,744
Hallador Energy Co.
(a) (b)
................. 58,004 1,008,689
Ormat Technologies, Inc. ................ 78,904 8,592,646
Talen Energy Corp.
(a)
.................. 58,703 22,557,215
Vistra Corp. ........................ 410,303 65,086,365
118,707,804

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates — 0.2%
3M Co. ............................ 670,496 $ 108,560,008
Honeywell International, Inc.
(b)
............ 407,598 91,261,192
199,821,200
Industrial REITs — 0.2%
Americold Realty Trust, Inc. .............. 390,316 6,135,768
EastGroup Properties, Inc. .............. 67,167 13,603,332
First Industrial Realty Trust, Inc. ........... 167,802 10,287,941
Industrial Logistics Properties Trust ......... 108,649 963,717
Innovative Industrial Properties, Inc. ........ 35,790 2,218,264
Lineage, Inc. ........................ 73,370 3,173,252
LXP Industrial Trust ................... 88,230 4,753,832
One Liberty Properties, Inc. .............. 41,740 1,019,291
Prologis, Inc. ........................ 1,199,599 162,509,677
Rexford Industrial Realty, Inc. ............ 293,555 9,834,092
STAG Industrial, Inc. .................. 247,450 9,417,947
Terreno Realty Corp. .................. 129,760 8,404,555
232,321,668
Insurance — 1.7%
Aflac, Inc. .......................... 598,610 70,187,023
Allstate Corp. (The) ................... 329,340 78,363,160
American Financial Group, Inc. ........... 89,666 12,547,860
American International Group, Inc. ......... 686,029 51,129,741
AMERISAFE, Inc. .................... 30,035 1,016,084
Aon plc , Class A ..................... 276,669 91,768,341
Arch Capital Group Ltd.
(a)
............... 440,087 42,714,844
Arthur J Gallagher & Co. ................ 331,381 76,075,136
Assurant, Inc. ....................... 63,152 16,958,207
Assured Guaranty Ltd. ................. 64,845 5,197,975
Axis Capital Holdings Ltd. ............... 94,873 10,193,155
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
109,644 2,914,338
Brighthouse Financial, Inc.
(a)
............. 77,221 4,888,089
Brown & Brown, Inc. ................... 387,481 24,856,906
Chubb Ltd. ......................... 462,899 157,728,205
Cincinnati Financial Corp. ............... 199,843 36,998,933
CNA Financial Corp. ................... 28,751 1,397,586
CNO Financial Group, Inc. ............... 129,526 6,603,235
Donegal Group, Inc. , Class A ............. 56,539 1,066,326
Employers Holdings, Inc. ................ 24,538 1,238,678
Erie Indemnity Co. , Class A, NVS .......... 32,524 7,797,629
Everest Group Ltd. .................... 50,348 17,985,816
F&G Annuities & Life, Inc. ............... 55,202 1,467,821
Fidelity National Financial, Inc. , Class A ...... 320,902 15,133,738
First American Financial Corp. ............ 133,114 9,130,289
Genworth Financial, Inc. , Class A
(a)
......... 427,738 4,050,679
Globe Life, Inc. ...................... 103,585 18,508,568
Goosehead Insurance, Inc. , Class A
(a)
....... 33,294 1,614,759
Hanover Insurance Group, Inc. (The) ....... 43,522 9,318,931
Hartford Insurance Group, Inc. (The) ........ 359,082 47,585,547
HCI Group, Inc. ...................... 14,103 2,471,551
Heritage Insurance Holdings, Inc.
(a)
......... 32,464 846,661
Hippo Holdings, Inc.
(a)
.................. 32,296 912,685
Horace Mann Educators Corp. ............ 49,775 2,570,879
Kemper Corp. ....................... 80,175 2,161,518
Kinsale Capital Group, Inc.
(b)
............. 29,385 9,691,467
Lemonade, Inc.
(a)
..................... 83,711 5,445,401
Lincoln National Corp. ................. 164,472 5,814,085
Loews Corp. ........................ 215,259 24,369,471
Markel Group, Inc.
(a)
................... 16,092 31,427,837
Marsh & McLennan Cos., Inc. ............ 624,009 104,003,580
MBIA, Inc.
(a)
........................ 68,662 447,676
Mercury General Corp. ................. 35,205 3,753,557
MetLife, Inc. ........................ 698,863 59,130,798
Neptune Insurance Holdings, Inc. , Class A
(a)
... 42,971 1,353,587
Security
Shares
Shares Value
Insurance (continued)
Octave Specialty Group, Inc.
(a)
............ 90,810 $ 566,654
Old Republic International Corp. ........... 297,164 12,159,951
Oscar Health, Inc. , Class A
(a)
............. 285,702 8,148,221
Palomar Holdings, Inc.
(a)
................ 35,184 4,446,906
Primerica, Inc. ....................... 43,144 12,261,525
Principal Financial Group, Inc. ............ 259,659 27,986,047
Progressive Corp. (The) ................ 751,921 164,257,142
Prudential Financial, Inc. ................ 445,081 48,037,592
Reinsurance Group of America, Inc. ........ 84,600 17,990,190
RenaissanceRe Holdings Ltd. ............ 54,052 17,129,079
RLI Corp. .......................... 124,208 7,336,967
Root, Inc. , Class A
(a) (b)
.................. 18,592 1,039,665
Ryan Specialty Holdings, Inc. , Class A ....... 148,624 5,612,042
Safety Insurance Group, Inc. ............. 23,530 1,761,456
Selective Insurance Group, Inc. ........... 79,703 7,731,988
Selectquote, Inc.
(a) (b)
................... 218,920 184,134
SiriusPoint Ltd.
(a)
..................... 86,546 2,077,104
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 60,886 3,552,698
Slide Insurance Holdings, Inc.
(a)
........... 76 1,472
Stewart Information Services Corp. ......... 43,688 2,884,282
Tiptree, Inc. , Class A .................. 43,720 783,462
Travelers Cos., Inc. (The) ............... 270,427 89,273,361
Trupanion, Inc.
(a)
..................... 56,612 1,402,279
United Fire Group, Inc. ................. 26,197 1,373,771
Universal Insurance Holdings, Inc. ......... 37,022 1,531,230
Unum Group ........................ 193,463 17,295,592
White Mountains Insurance Group Ltd.
(b)
..... 2,996 6,211,876
Willis Towers Watson plc ................ 122,486 32,014,166
WR Berkley Corp. .................... 385,998 27,224,439
1,603,113,643
Interactive Media & Services — 6.9%
Alphabet, Inc. , Class A ................. 7,547,893 2,697,390,521
Alphabet, Inc. , Class C, NVS ............. 6,095,373 2,153,678,142
Angi, Inc. , Class A
(a)
................... 48,451 288,283
Bumble, Inc. , Class A
(a)
................. 147,360 471,552
Cargurus, Inc. , Class A
(a)
................ 103,567 3,530,599
Cars.com, Inc.
(a) (b)
.................... 84,212 921,279
EverQuote, Inc. , Class A
(a) (b)
.............. 35,651 848,137
fuboTV, Inc. , Class A
(a) (b)
................ 40,708 374,514
Grindr, Inc.
(a) (b)
....................... 71,863 1,032,671
Match Group, Inc. .................... 302,652 11,515,909
Meta Platforms, Inc. , Class A ............. 2,828,970 1,593,530,511
Nextdoor Holdings, Inc.
(a)
............... 331,335 752,130
People, Inc.
(a)
....................... 92,774 4,282,448
Pinterest, Inc. , Class A
(a)
................ 632,567 13,302,884
QuinStreet, Inc.
(a)
..................... 80,512 1,179,501
Reddit, Inc. , Class A
(a)
.................. 168,776 29,296,138
RUM Group, Inc. , Class A
(a) (b)
............. 176,976 1,122,028
Shutterstock, Inc. ..................... 31,344 437,249
Snap, Inc. , Class A, NVS
(a)
.............. 1,482,563 6,582,580
TripAdvisor, Inc.
(a)
.................... 147,877 2,027,394
Trump Media & Technology Group Corp.
(a) (b)
... 214,439 1,659,758
Yelp, Inc. , Class A
(a)
................... 78,750 1,930,950
Ziff Davis, Inc.
(a) (b)
..................... 54,597 2,859,245
ZipRecruiter, Inc. , Class A
(a)
.............. 112,901 423,379
ZoomInfo Technologies, Inc. , Class A
(a) (b)
..... 374,418 1,097,045
6,530,534,847
IT Services — 1.0%
Accenture plc , Class A ................. 792,418 98,608,496
Akamai Technologies, Inc.
(a)
.............. 186,814 22,083,283
Applied Digital Corp.
(a) (b)
................ 330,150 12,314,595
Backblaze, Inc. , Class A
(a)
............... 90,282 1,431,873
BigBear.ai Holdings, Inc.
(a) (b)
.............. 671,470 2,464,295

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Cloudflare, Inc. , Class A
(a)
............... 411,853 $ 101,019,304
Cognizant Technology Solutions Corp. , Class A . 609,056 23,588,739
Commerce.com, Inc.
(a) (b)
................ 117,638 348,208
CoreWeave, Inc. , Class A
(a) (b)
............. 340,762 33,919,449
DigitalOcean Holdings, Inc.
(a) (b)
............ 104,621 16,428,636
DXC Technology Co.
(a)
................. 238,580 2,111,433
EPAM Systems, Inc.
(a) (b)
................ 71,487 5,672,493
Everforth, Inc.
(a)
...................... 60,814 1,086,746
Fastly, Inc. , Class A
(a)
.................. 187,185 3,436,717
Gartner, Inc.
(a) (b)
...................... 86,933 11,268,255
GoDaddy, Inc. , Class A
(a)
................ 174,232 14,788,812
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 80,793 458,904
Hackett Group, Inc. (The) ............... 33,737 363,347
International Business Machines Corp. ...... 1,210,593 340,430,858
Kyndryl Holdings, Inc.
(a)
................. 302,496 3,421,230
MongoDB, Inc. , Class A
(a)
............... 103,705 34,834,510
Okta, Inc. , Class A
(a)
................... 216,667 29,564,212
Rackspace Technology, Inc.
(a) (b)
........... 154,580 1,009,407
Snowflake, Inc. , Class A
(a)
............... 445,732 113,438,794
TSS, Inc.
(a) (b)
........................ 95 1,169
Twilio, Inc. , Class A
(a)
.................. 195,603 40,358,767
Unisys Corp.
(a)
....................... 91,887 336,306
VeriSign, Inc. ....................... 105,430 26,521,971
941,310,809
Leisure Products — 0.1%
Acushnet Holdings Corp. ................ 36,974 4,382,528
Brunswick Corp. ..................... 88,676 7,470,066
Callaway Golf Co.
(a)
................... 196,735 3,696,651
Funko, Inc. , Class A
(a) (b)
................. 69,877 410,877
Hasbro, Inc. ........................ 173,043 14,291,621
Malibu Boats, Inc. , Class A
(a) (b)
............ 30,621 839,934
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 33,901 875,324
Mattel, Inc.
(a)
........................ 399,787 5,549,044
Peloton Interactive, Inc. , Class A
(a)
......... 520,231 3,074,565
Polaris, Inc. ......................... 68,661 4,699,159
Smith & Wesson Brands, Inc. ............. 68,433 1,029,232
Sturm Ruger & Co., Inc. ................ 27,111 1,026,151
YETI Holdings, Inc.
(a)
.................. 106,566 5,281,411
52,626,563
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc. , Class A
(a)
............ 161,927 6,208,281
Adaptive Biotechnologies Corp.
(a)
.......... 169,550 3,636,847
Agilent Technologies, Inc. ............... 365,610 48,563,976
Avantor, Inc.
(a)
....................... 879,754 8,709,565
Azenta, Inc.
(a)
....................... 68,605 1,750,800
BioLife Solutions, Inc.
(a) (b)
................ 67,266 1,899,592
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 24,124 7,083,048
Bio-Techne Corp. ..................... 204,178 14,425,176
Bruker Corp. ........................ 142,151 8,554,647
Charles River Laboratories International, Inc.
(a) (b)
63,126 14,316,345
CryoPort, Inc.
(a)
...................... 64,838 1,017,957
Cytek Biosciences, Inc.
(a) (b)
.............. 118,594 525,371
Danaher Corp. ...................... 811,676 154,608,044
Fortrea Holdings, Inc.
(a)
................. 132,675 2,308,545
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
... 65,970 653,763
Illumina, Inc.
(a)
....................... 195,941 34,452,306
IQVIA Holdings, Inc.
(a)
.................. 215,921 41,720,256
Maravai LifeSciences Holdings, Inc. , Class A
(a)
. 208,003 1,297,939
MaxCyte, Inc.
(a)
...................... 164,641 202,508
Medpace Holdings, Inc.
(a)
............... 29,065 15,392,533
Mesa Laboratories, Inc. ................ 7,374 734,082
Mettler-Toledo International, Inc.
(a)
......... 26,157 33,415,829
OmniAb, Inc.
(a) (b)
..................... 130,156 320,184
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 7,100 $ —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 428,516 719,907
Personalis, Inc.
(a) (b)
.................... 116,104 1,555,794
Quanterix Corp.
(a) (b)
................... 50,129 216,557
Quantum-Si, Inc. , Class A
(a) (b)
............. 431,476 381,856
Repligen Corp.
(a)
..................... 68,087 9,289,790
Revvity, Inc. ........................ 146,498 16,299,367
Sotera Health Co.
(a)
................... 352,925 6,264,419
Standard BioTools, Inc.
(a) (b)
............... 334,208 274,953
Tempus AI, Inc. , Class A
(a) (b)
.............. 134,683 7,802,186
Thermo Fisher Scientific, Inc. ............. 478,885 240,093,784
Waters Corp.
(a)
...................... 127,453 47,799,973
West Pharmaceutical Services, Inc. ........ 91,131 32,716,029
765,212,209
Machinery — 2.2%
3D Systems Corp.
(a) (b)
.................. 190,354 574,869
AGCO Corp. ........................ 76,252 9,127,364
Alamo Group, Inc. .................... 14,704 2,418,661
Albany International Corp. , Class A ......... 44,672 3,328,064
Alliance Laundry Holdings, Inc.
(a) (b)
......... 58,196 1,543,358
Allison Transmission Holdings, Inc. ......... 105,874 11,936,235
Astec Industries, Inc. .................. 26,932 1,647,969
Atmus Filtration Technologies, Inc. ......... 110,868 5,653,159
Blue Bird Corp.
(a)
..................... 42,162 3,329,112
Caterpillar, Inc. ...................... 593,426 631,939,347
CECO Environmental Corp.
(a)
............. 68,493 6,215,055
Chart Industries, Inc.
(a)
................. 58,720 12,268,957
CNH Industrial NV .................... 1,146,495 12,875,139
Columbus McKinnon Corp. .............. 45,926 694,860
Crane Co. .......................... 62,131 13,859,562
Cummins, Inc. ....................... 178,000 126,951,380
Deere & Co. ........................ 323,276 205,063,665
Donaldson Co., Inc. ................... 147,431 13,234,881
Douglas Dynamics, Inc. ................ 33,045 1,782,778
Dover Corp. ........................ 172,574 38,704,897
Energy Recovery, Inc.
(a)
................ 81,515 735,265
Enerpac Tool Group Corp. , Class A ......... 71,956 2,580,342
Enpro, Inc. ......................... 26,766 10,088,908
Esab Corp. ......................... 73,150 7,214,784
ESCO Technologies, Inc. ............... 33,373 11,681,885
Federal Signal Corp. .................. 79,611 10,229,217
Flowserve Corp. ..................... 163,559 12,129,535
Fortive Corp.
(b)
....................... 389,391 23,787,896
Franklin Electric Co., Inc. ............... 52,830 5,662,848
Gates Industrial Corp. plc
(a)
.............. 333,664 9,332,582
Gorman-Rupp Co. (The) ................ 33,743 3,095,583
Graco, Inc. ......................... 202,446 15,306,942
Graham Corp.
(a) (b)
..................... 14,466 1,790,746
Greenbrier Cos., Inc. (The) .............. 41,473 2,032,592
Helios Technologies, Inc. ................ 45,932 4,099,431
Hillman Solutions Corp.
(a)
............... 251,632 2,123,774
Hyster-Yale, Inc. , Class A ............... 12,848 450,451
IDEX Corp. ......................... 95,544 21,683,711
Illinois Tool Works, Inc. ................. 334,467 90,463,289
Ingersoll Rand, Inc. ................... 463,496 38,002,037
ITT, Inc. ........................... 114,276 22,599,222
JBT Marel Corp. ..................... 66,719 9,674,255
Kadant, Inc. ........................ 15,618 4,907,644
Kennametal, Inc. ..................... 103,567 3,630,023
Lincoln Electric Holdings, Inc. ............ 71,115 18,881,744
Lindsay Corp. ....................... 15,242 1,886,960
Luxfer Holdings plc ................... 60,376 1,089,183
Manitowoc Co., Inc. (The)
(a)
.............. 56,286 781,813

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Microvast Holdings, Inc.
(a) (b)
.............. 273,303 $ 319,765
Middleby Corp. (The)
(a)
................. 54,231 9,328,274
Miller Industries, Inc. .................. 15,263 780,702
Mueller Industries, Inc. ................. 142,929 17,570,262
Mueller Water Products, Inc. , Class A ....... 205,834 5,316,692
Nordson Corp. ....................... 67,348 20,318,218
Omega Flex, Inc. ..................... 7,527 236,273
Oshkosh Corp. ...................... 81,491 12,507,239
Otis Worldwide Corp. .................. 487,841 34,929,416
PACCAR, Inc. ....................... 679,824 81,660,459
Parker-Hannifin Corp. .................. 162,220 158,670,626
Pentair plc ......................... 210,830 16,162,228
Proto Labs, Inc.
(a)
..................... 34,218 2,789,109
RBC Bearings, Inc.
(a)
.................. 40,911 26,349,139
Richtech Robotics, Inc. , Class B
(a) (b)
........ 291,064 614,145
Snap-on, Inc. ....................... 66,047 26,577,313
SPX Technologies, Inc.
(a)
................ 64,997 15,935,314
Standex International Corp. .............. 16,692 5,970,228
Stanley Black & Decker, Inc. ............. 202,763 19,084,054
Symbotic, Inc. , Class A
(a) (b)
............... 80,226 3,606,159
Tennant Co. ........................ 24,076 2,107,613
Terex Corp. ......................... 150,838 10,919,163
Timken Co. (The) ..................... 80,053 11,633,302
Titan International, Inc.
(a)
................ 77,283 595,852
Toro Co. (The) ....................... 125,773 12,252,806
Trinity Industries, Inc. .................. 104,991 3,630,589
Velo3D, Inc.
(a) (b)
...................... 30,245 530,800
Wabash National Corp. ................. 60,101 811,363
Watts Water Technologies, Inc. , Class A ...... 34,432 13,478,406
Westinghouse Air Brake Technologies Corp. ... 218,079 58,794,098
Worthington Enterprises, Inc. ............. 41,469 2,229,373
Xylem, Inc. ......................... 306,137 36,188,455
2,050,989,409
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ............ 64,623 1,601,358
Kirby Corp.
(a)
........................ 70,354 9,566,033
Matson, Inc. ........................ 39,115 7,519,077
18,686,468
Media — 0.2%
Boston Omaha Corp. , Class A
(a)
........... 57,510 784,436
Cable One, Inc.
(a)
..................... 7,292 387,278
Charter Communications, Inc. , Class A
(a) (b)
.... 107,876 15,341,046
Clear Channel Outdoor Holdings, Inc.
(a)
...... 535,138 1,295,034
DoubleVerify Holdings, Inc.
(a)
............. 189,972 2,059,297
EchoStar Corp. , Class A
(a) (b)
.............. 176,227 17,887,041
Fox Corp. , Class A, NVS ................ 243,682 12,710,453
Fox Corp. , Class B .................... 191,011 8,946,955
Gray Media, Inc. ..................... 105,379 418,355
Ibotta, Inc. , Class A
(a) (b)
................. 20,025 684,054
John Wiley & Sons, Inc. , Class A .......... 55,887 2,711,078
Liberty Broadband Corp. , Class A
(a)
......... 29,121 969,147
Liberty Broadband Corp. , Class C, NVS
(a)
.... 146,174 4,861,747
Magnite, Inc.
(a)
....................... 192,393 3,651,619
National CineMedia, Inc. ................ 141,839 538,988
New York Times Co. (The) , Class A ......... 207,938 14,551,501
News Corp. , Class A, NVS .............. 474,753 11,788,117
News Corp. , Class B .................. 148,109 4,155,939
Nexstar Media Group, Inc. , Class A ......... 36,716 6,557,110
NIQ Global Intelligence plc
(a) (b)
............ 68,389 639,437
Omnicom Group, Inc. .................. 367,655 26,776,314
Optimum Communications, Inc. , Class A
(a)
.... 358,753 520,192
Paramount Skydance Corp. , Class B, NVS
(b)
.. 401,204 3,955,871
PubMatic, Inc. , Class A
(a) (b)
............... 57,836 758,808
Security
Shares
Shares Value
Media (continued)
Scholastic Corp.
(b)
.................... 23,596 $ 1,085,416
Sinclair, Inc. , Class A .................. 56,405 803,771
Sirius XM Holdings, Inc. ................ 253,888 7,499,852
Stagwell, Inc. , Class A
(a)
................ 141,447 1,050,951
TechTarget, Inc.
(a) (b)
................... 35,470 127,692
Trade Desk, Inc. (The) , Class A
(a)
.......... 555,919 10,051,016
USA TODAY Co., Inc.
(a) (b)
................ 176,097 1,505,629
Versant Media Group, Inc. ............... 185,956 6,696,276
171,770,420
Metals & Mining — 0.5%
Alcoa Corp. ......................... 340,747 17,766,549
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 13,868 2,287,388
American Battery Technology Co.
(a) (b)
........ 237,464 672,023
Century Aluminum Co.
(a)
................ 73,884 3,399,403
Cleveland-Cliffs, Inc.
(a)
................. 738,681 6,936,215
Coeur Mining, Inc. .................... 1,341,217 21,888,661
Commercial Metals Co. ................. 140,473 8,814,681
Compass Minerals International, Inc.
(a)
....... 46,322 1,442,004
Contango Silver & Gold, Inc.
(a) (b)
........... 44,223 698,281
Dakota Gold Corp.
(a)
................... 179,152 763,188
Freeport-McMoRan, Inc. ................ 1,852,840 116,525,108
Hecla Mining Co. ..................... 860,243 13,273,549
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 92,870 2,173,158
Idaho Strategic Resources, Inc.
(a) (b)
......... 24,399 799,067
Ivanhoe Electric, Inc.
(a) (b)
................ 153,482 1,474,962
Kaiser Aluminum Corp. ................. 21,376 4,181,787
Materion Corp. ...................... 26,890 7,996,817
McEwen, Inc.
(a) (b)
..................... 77,423 1,403,679
Metallus, Inc.
(a)
...................... 66,262 1,238,437
MP Materials Corp. , Class A
(a) (b)
........... 172,175 9,643,522
Newmont Corp. ...................... 1,376,400 128,555,760
Nucor Corp. ........................ 294,220 65,537,505
Ramaco Resources, Inc. , Class A
(a)
......... 53,651 709,803
Realloys, Inc.
(a) (b)
..................... 70,993 1,025,849
Reliance, Inc. ....................... 65,569 24,496,578
Royal Gold, Inc. ...................... 104,935 20,946,075
Ryerson Holding Corp. ................. 58,102 1,429,890
Steel Dynamics, Inc. ................... 175,251 40,213,094
SunCoke Energy, Inc. .................. 126,322 1,016,892
United States Antimony Corp.
(a) (b)
.......... 179,946 1,306,408
USA Rare Earth, Inc. , Class A
(a) (b)
.......... 228,397 4,928,807
Warrior Met Coal, Inc. .................. 69,142 5,611,565
Worthington Steel, Inc. ................. 46,885 1,574,398
520,731,103
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc. .................... 117,911 1,106,005
AGNC Investment Corp. ................ 1,470,135 16,024,472
Annaly Capital Management, Inc. .......... 867,895 19,406,132
Apollo Commercial Real Estate Finance, Inc. .. 162,948 1,740,285
Arbor Realty Trust, Inc. ................. 190,696 1,033,572
Ares Commercial Real Estate Corp. , Class C .. 106,085 477,383
ARMOUR Residential REIT, Inc. ........... 172,895 3,017,018
Blackstone Mortgage Trust, Inc. , Class A ..... 214,797 3,640,809
BrightSpire Capital, Inc. , Class A .......... 237,189 1,292,680
Chimera Investment Corp. ............... 107,404 1,432,769
Claros Mortgage Trust, Inc.
(a)
............. 156,337 367,392
Dynex Capital, Inc. .................... 287,513 3,769,295
Ellington Financial, Inc. ................. 172,519 2,347,984
Franklin BSP Realty Trust, Inc. ............ 115,180 937,565
Granite Point Mortgage Trust, Inc. ......... 146,845 220,267
Invesco Mortgage Capital, Inc. ............ 152,185 1,202,261
KKR Real Estate Finance Trust, Inc. ........ 82,887 566,947
Ladder Capital Corp. , Class A ............ 145,167 1,444,412

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc. .................... 130,540 $ 1,264,933
Orchid Island Capital, Inc. ............... 252,201 1,757,841
PennyMac Mortgage Investment Trust ....... 111,944 1,262,728
Ready Capital Corp. ................... 253,976 444,458
Redwood Trust, Inc. ................... 202,511 959,902
Rithm Capital Corp. ................... 698,693 6,560,727
Starwood Property Trust, Inc. ............. 461,339 7,556,733
TPG RE Finance Trust, Inc. .............. 89,786 751,509
Two Harbors Investment Corp. ............ 137,180 1,702,404
82,288,483
Multi-Utilities — 0.5%
Ameren Corp. ....................... 345,547 39,060,633
Avista Corp. ........................ 115,121 4,709,600
Black Hills Corp. ..................... 96,533 7,182,055
CenterPoint Energy, Inc. ................ 845,605 37,240,444
CMS Energy Corp. .................... 386,904 29,598,156
Consolidated Edison, Inc. ............... 461,723 51,080,415
Dominion Energy, Inc. .................. 1,127,163 76,973,961
DTE Energy Co. ..................... 266,649 40,629,308
NiSource, Inc. ....................... 624,036 29,672,912
Northwestern Energy Group, Inc. .......... 78,996 5,657,694
Public Service Enterprise Group, Inc. ....... 646,191 52,444,862
Sempra ........................... 844,444 78,288,403
Unitil Corp. ......................... 26,695 1,406,560
WEC Energy Group, Inc. ................ 409,552 47,823,387
501,768,390
Office REITs — 0.1%
Brandywine Realty Trust ................ 211,191 669,475
BXP, Inc. .......................... 187,387 12,425,632
COPT Defense Properties ............... 146,049 5,314,723
Cousins Properties, Inc. ................ 215,556 6,462,369
Douglas Emmett, Inc. .................. 171,930 2,028,774
Easterly Government Properties, Inc. , Class A . 69,288 1,727,350
Empire State Realty Trust, Inc. , Class A ...... 198,902 1,076,060
Highwoods Properties, Inc. .............. 150,473 4,538,266
Hudson Pacific Properties, Inc.
(a)
.......... 76,423 1,160,865
JBG SMITH Properties ................. 86,924 1,275,175
Kilroy Realty Corp. .................... 137,982 5,170,186
NET Lease Office Properties ............. 24,854 276,625
Orion Properties, Inc. .................. 157,906 456,348
Piedmont Realty Trust, Inc. , Class A
(a)
....... 158,663 1,451,766
Postal Realty Trust, Inc. , Class A .......... 58,287 1,436,192
SL Green Realty Corp. ................. 94,058 4,869,383
Vornado Realty Trust .................. 205,496 8,075,993
58,415,182
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. ................ 457,773 10,414,336
Antero Resources Corp.
(a)
............... 381,117 13,392,451
APA Corp. ......................... 453,865 14,782,383
BKV Corp.
(a) (b)
....................... 56,407 1,543,296
California Resources Corp. .............. 103,121 5,452,007
Calumet, Inc.
(a)
...................... 82,587 2,974,784
Centrus Energy Corp. , Class A
(a) (b)
......... 24,759 4,156,293
Cheniere Energy, Inc. .................. 268,376 64,144,548
Chevron Corp. ....................... 2,408,077 399,162,844
Chord Energy Corp. ................... 72,372 8,272,120
Clean Energy Fuels Corp.
(a) (b)
............. 293,937 602,571
CNX Resources Corp.
(a)
................ 183,292 6,219,098
Comstock Resources, Inc.
(a) (b)
............ 108,207 1,614,448
ConocoPhillips ...................... 1,566,214 162,823,607
Core Natural Resources, Inc. ............. 66,464 5,318,449
Crescent Energy, Inc. , Class A ............ 327,540 3,216,443
CVR Energy, Inc. ..................... 42,983 1,183,752
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc. ................ 82,225 $ 4,177,852
Devon Energy Corp. ................... 1,478,832 61,105,338
Diamondback Energy, Inc. ............... 248,346 43,654,260
Diversified Energy Co. ................. 88,257 1,223,242
Dorian LPG Ltd. ...................... 54,086 1,881,111
DT Midstream, Inc. .................... 132,277 19,410,327
EOG Resources, Inc. .................. 683,924 88,725,461
EQT Corp. ......................... 804,097 42,753,837
Excelerate Energy, Inc. , Class A
(b)
.......... 31,391 1,192,544
Expand Energy Corp. .................. 308,353 28,118,710
Exxon Mobil Corp. .................... 5,337,913 729,799,465
Gevo, Inc.
(a) (b)
....................... 430,747 646,121
Green Plains, Inc.
(a)
................... 87,338 1,343,258
Gulfport Energy Corp.
(a) (b)
............... 20,562 3,489,371
Harvest Natural Resources, Inc.
(a) (d)
......... 8,626 —
HF Sinclair Corp. ..................... 196,927 13,715,966
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 16,377 207,988
International Seaways, Inc. .............. 52,430 4,015,614
Kinder Morgan, Inc. ................... 2,531,648 80,936,787
Kinetik Holdings, Inc. , Class A ............ 67,490 3,262,467
Kosmos Energy Ltd.
(a)
.................. 813,489 1,716,462
Lightbridge Corp.
(a) (b)
................... 38,941 342,291
Magnolia Oil & Gas Corp. , Class A ......... 268,054 6,856,821
Marathon Petroleum Corp. .............. 375,823 96,086,666
Matador Resources Co. ................ 149,256 7,429,964
Murphy Oil Corp. ..................... 180,710 5,883,918
New Fortress Energy, Inc. , Class A
(a) (b)
....... 181,096 65,756
NextDecade Corp.
(a) (b)
.................. 196,023 1,478,013
Northern Oil & Gas, Inc. ................ 152,171 2,761,904
Occidental Petroleum Corp. .............. 926,039 44,977,714
ONEOK, Inc. ........................ 810,963 70,505,123
Ovintiv, Inc. ......................... 362,344 19,077,412
Par Pacific Holdings, Inc.
(a)
.............. 64,844 3,636,452
PBF Energy, Inc. , Class A ............... 106,699 4,856,938
Peabody Energy Corp. ................. 163,419 3,778,247
Permian Resources Corp. , Class A ......... 1,005,804 18,516,852
Phillips 66 .......................... 515,117 87,080,529
Range Resources Corp. ................ 313,158 11,646,346
REX American Resources Corp.
(a)
......... 41,168 1,858,735
Ring Energy, Inc.
(a)
.................... 969 1,047
Sable Offshore Corp. , Class A
(a) (b)
.......... 181,061 557,668
SandRidge Energy, Inc. ................ 57,558 788,545
SM Energy Co. ...................... 297,251 7,758,251
Talos Energy, Inc.
(a)
................... 185,642 2,396,638
Targa Resources Corp. ................. 276,682 74,189,511
Texas Pacific Land Corp. ................ 74,930 32,792,365
Uranium Energy Corp.
(a) (b)
............... 640,115 6,823,626
Ur-Energy, Inc.
(a) (b)
.................... 706,282 960,544
VAALCO Energy, Inc. .................. 137,589 698,952
Valero Energy Corp. ................... 381,591 99,381,560
Venture Global, Inc. , Class A
(b)
............ 662,348 7,371,933
Viper Energy, Inc. , Class A .............. 254,076 10,772,822
Vitesse Energy, Inc. ................... 38,973 614,604
Williams Cos., Inc. (The) ................ 1,577,903 117,301,309
World Kinect Corp. .................... 65,078 2,143,669
2,588,042,336
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............... 22,825 357,896
Louisiana-Pacific Corp. ................. 83,652 6,580,066
Mercer International, Inc.
(a) (b)
............. 83,227 54,930
Sylvamo Corp. ...................... 45,626 1,724,663
8,717,555

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 148,371 $ 7,744,966
Allegiant Travel Co.
(a)
.................. 33,341 3,920,902
American Airlines Group, Inc.
(a)
............ 863,471 15,602,921
Delta Air Lines, Inc. ................... 838,621 78,545,243
Frontier Group Holdings, Inc.
(a) (b)
........... 135,448 1,071,394
JetBlue Airways Corp.
(a)
................ 428,724 2,456,588
Joby Aviation, Inc. , Class A
(a) (b)
............ 797,656 7,115,092
SkyWest, Inc.
(a)
...................... 52,537 5,218,500
Southwest Airlines Co. ................. 628,618 32,323,538
United Airlines Holdings, Inc.
(a)
............ 417,955 56,837,700
210,836,844
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................. 164,539 2,129,135
Coty, Inc. , Class A
(a) (b)
.................. 497,524 1,074,652
Edgewell Personal Care Co. ............. 69,171 1,857,933
elf Beauty, Inc.
(a) (b)
.................... 76,886 5,689,564
Estee Lauder Cos., Inc. (The) , Class A ...... 317,585 25,073,336
Herbalife Ltd.
(a) (b)
..................... 137,783 1,811,846
Honest Co., Inc. (The)
(a) (b)
............... 133,592 488,947
Interparfums, Inc. ..................... 24,246 2,712,157
Kenvue, Inc. ........................ 2,491,416 47,610,960
Niagen Bioscience, Inc.
(a) (b)
.............. 68,185 217,510
Nu Skin Enterprises, Inc. , Class A .......... 69,084 364,763
Olaplex Holdings, Inc.
(a) (b)
............... 252,153 516,914
USANA Health Sciences, Inc.
(a)
........... 22,604 482,595
90,030,312
Pharmaceuticals — 3.2%
Aclaris Therapeutics, Inc.
(a) (b)
............. 273,869 1,448,767
Alto Neuroscience, Inc.
(a) (b)
............... 37,484 989,203
Alumis, Inc.
(a) (b)
...................... 112,581 3,168,029
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 247,111 4,277,491
Amphastar Pharmaceuticals, Inc.
(a)
......... 48,426 977,237
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 114,843 2,062,580
ANI Pharmaceuticals, Inc.
(a)
.............. 23,631 1,956,174
Aquestive Therapeutics, Inc.
(a) (b)
........... 164,459 684,149
Arvinas, Inc.
(a)
....................... 94,863 788,312
AtaiBeckley, Inc.
(a) (b)
................... 312,994 1,649,478
Atea Pharmaceuticals, Inc.
(a) (b)
............ 180,450 839,092
Axsome Therapeutics, Inc.
(a)
............. 55,911 13,685,335
BioAge Labs, Inc.
(a)
................... 45,497 1,115,131
Bristol-Myers Squibb Co. ................ 2,632,178 151,666,096
Collegium Pharmaceutical, Inc.
(a) (b)
......... 44,619 1,615,208
Corcept Therapeutics, Inc.
(a)
............. 122,934 10,689,111
CorMedix, Inc.
(a) (b)
.................... 100,376 787,952
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 145,418 5,441,542
Definium Therapeutics, Inc.
(a) (b)
............ 155,239 7,302,443
Edgewise Therapeutics, Inc.
(a)
............ 105,125 4,271,229
Elanco Animal Health, Inc.
(a)
.............. 655,709 16,136,998
Eli Lilly & Co. ....................... 1,019,058 1,222,288,737
Enliven Therapeutics, Inc.
(a)
.............. 66,481 3,373,911
Esperion Therapeutics, Inc.
(a)
............. 353,393 1,116,722
Eton Pharmaceuticals, Inc.
(a) (b)
............ 39,651 1,435,366
Evolus, Inc.
(a) (b)
...................... 72,229 501,269
EyePoint, Inc.
(a)
...................... 110,897 1,585,827
Fulcrum Therapeutics, Inc.
(a)
............. 109,688 401,458
Harmony Biosciences Holdings, Inc.
(a)
....... 48,556 1,767,924
Harrow, Inc.
(a) (b)
...................... 45,097 1,915,270
Impact BioMedical, Inc.
(a)
................ 6 3
Indivior Pharmaceuticals, Inc.
(a)
........... 160,496 6,585,151
Innoviva, Inc.
(a)
...................... 102,827 2,335,201
Jazz Pharmaceuticals plc
(a)
.............. 80,761 19,460,978
Johnson & Johnson ................... 3,098,467 786,917,664
LB Pharmaceuticals, Inc.
(a)
.............. 36,016 1,168,899
Security
Shares
Shares Value
Pharmaceuticals (continued)
LENZ Therapeutics, Inc.
(a) (b)
.............. 26,290 $ 149,327
Ligand Pharmaceuticals, Inc.
(a)
............ 27,359 8,647,906
Liquidia Corp.
(a) (b)
..................... 89,082 7,102,508
Maze Therapeutics, Inc.
(a) (b)
.............. 45,971 1,371,775
MBX Biosciences, Inc.
(a) (b)
............... 40,825 2,253,540
Merck & Co., Inc. ..................... 3,184,491 409,207,093
Nektar Therapeutics
(a) (b)
................. 47,816 3,338,035
Nuvation Bio, Inc. , Class A
(a) (b)
............ 308,050 1,749,724
Ocular Therapeutix, Inc.
(a)
............... 237,890 2,336,080
Omeros Corp.
(a) (b)
..................... 140,035 1,331,733
Organon & Co. ...................... 335,612 4,544,186
Pacira BioSciences, Inc.
(a) (b)
.............. 69,476 1,762,606
Perrigo Co. plc ...................... 173,839 1,806,187
Pfizer, Inc. ......................... 7,359,933 177,227,187
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 78,720 854,112
Phibro Animal Health Corp. , Class A ........ 23,960 752,344
Prestige Consumer Healthcare, Inc.
(a)
....... 68,681 3,246,551
Rapport Therapeutics, Inc.
(a) (b)
............ 42,295 1,762,433
Relmada Therapeutics, Inc.
(a) (b)
............ 163,890 1,134,119
Royalty Pharma plc , Class A ............. 502,029 28,148,766
Scilex Holding Co.
(a) (b)
.................. 14,742 114,988
Septerna, Inc.
(a)
...................... 29,543 989,395
Stablecoin Development Corp.
(b)
........... 57,925 60,821
Supernus Pharmaceuticals, Inc.
(a)
.......... 81,178 3,775,589
Tarsus Pharmaceuticals, Inc.
(a)
............ 54,596 3,436,272
Theravance Biopharma, Inc.
(a)
............ 47,161 801,737
Trevi Therapeutics, Inc.
(a) (b)
.............. 151,448 2,824,505
VeraDermics, Inc.
(a) (b)
.................. 28,558 3,510,921
Viatris, Inc. ......................... 1,514,295 24,047,005
WaVe Life Sciences Ltd.
(a) (b)
.............. 246,691 1,433,275
Xeris Biopharma Holdings, Inc.
(a)
.......... 228,356 1,808,580
Zevra Therapeutics, Inc.
(a) (b)
.............. 75,912 1,088,578
Zoetis, Inc. , Class A ................... 540,546 38,843,636
3,023,867,451
Professional Services — 0.5%
Alight, Inc. , Class A ................... 597,225 334,446
Amentum Holdings, Inc.
(a)
............... 203,748 4,211,471
Andersen Group, Inc. , Class A
(a) (b)
.......... 27,969 1,054,991
Automatic Data Processing, Inc. ........... 513,208 114,932,932
Barrett Business Services, Inc. ............ 35,368 1,256,271
BlackSky Technology, Inc. , Class A
(a) (b)
....... 45,996 1,284,208
Booz Allen Hamilton Holding Corp. , Class A ... 154,468 9,371,574
Broadridge Financial Solutions, Inc. ........ 150,571 20,620,698
CACI International, Inc. , Class A
(a)
......... 28,787 13,335,866
CBIZ, Inc.
(a) (b)
........................ 69,224 2,220,706
Clarivate plc
(a) (b)
...................... 572,556 1,236,721
Concentrix Corp. ..................... 60,594 1,357,609
Conduent, Inc.
(a) (b)
.................... 298,666 436,052
CRA International, Inc. ................. 9,631 1,370,491
Equifax, Inc. ........................ 155,235 24,638,899
ExlService Holdings, Inc.
(a)
.............. 214,133 5,537,479
Exponent, Inc. ....................... 66,094 3,883,683
First Advantage Corp.
(a) (b)
............... 98,462 1,777,239
Franklin Covey Co.
(a) (b)
................. 20,331 498,719
FTI Consulting, Inc.
(a)
.................. 37,985 5,660,145
Genpact Ltd. ........................ 205,777 5,658,868
Huron Consulting Group, Inc.
(a) (b)
.......... 21,958 1,979,733
ICF International, Inc. .................. 24,879 1,812,684
Innodata, Inc.
(a) (b)
..................... 42,688 3,226,359
Insperity, Inc. ........................ 45,276 1,870,352
Jacobs Solutions, Inc. .................. 153,910 19,392,660
KBR, Inc. .......................... 162,899 5,624,903
Kelly Services, Inc. , Class A, NVS ......... 58,081 713,235
Kforce, Inc. ......................... 22,012 1,032,803

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Korn Ferry ......................... 69,199 $ 4,607,269
Legalzoom.com, Inc.
(a)
................. 145,960 894,735
Leidos Holdings, Inc. .................. 161,559 16,635,730
ManpowerGroup, Inc. .................. 58,459 1,974,160
Maximus, Inc. ....................... 71,601 3,849,270
Parsons Corp.
(a)
...................... 68,784 3,603,594
Paychex, Inc. ....................... 418,128 41,114,526
Paycom Software, Inc. ................. 53,335 6,703,143
Paylocity Holding Corp.
(a)
............... 56,183 5,872,809
Planet Labs PBC , Class A
(a) (b)
............. 381,332 12,633,529
Resolute Holdings Management, Inc.
(a) (b)
..... 4,382 633,331
Resources Connection, Inc. .............. 45,860 194,905
Robert Half, Inc. ..................... 133,020 4,083,714
Science Applications International Corp. ..... 54,313 5,996,698
Spire Global, Inc. , Class A
(a) (b)
............ 42,281 786,427
SS&C Technologies Holdings, Inc. ......... 265,934 16,501,205
TIC Solutions, Inc.
(a) (b)
.................. 256,030 2,071,283
TransUnion ......................... 252,750 18,233,385
TriNet Group, Inc. .................... 36,973 1,829,794
UL Solutions, Inc. , Class A ............... 99,919 10,177,749
Upwork, Inc.
(a) (b)
...................... 171,566 1,434,292
Verisk Analytics, Inc. , Class A ............. 167,895 30,142,189
Verra Mobility Corp. , Class A
(a)
............ 220,181 935,769
Willdan Group, Inc.
(a) (b)
................. 18,662 1,476,164
448,717,467
Real Estate Management & Development — 0.1%
AGNT, Inc. ......................... 148,754 804,759
CBRE Group, Inc. , Class A
(a)
............. 376,459 50,705,263
Compass, Inc. , Class A
(a) (b)
.............. 820,118 10,112,055
CoStar Group, Inc.
(a)
................... 535,522 15,165,983
Cushman & Wakefield Ltd.
(a) (b)
............ 301,134 4,032,184
Forestar Group, Inc.
(a)
.................. 27,188 860,500
FRP Holdings, Inc.
(a) (b)
.................. 21,546 538,435
Howard Hughes Holdings, Inc.
(a) (b)
.......... 40,963 2,928,445
Jones Lang LaSalle, Inc.
(a)
............... 59,947 18,580,573
Marcus & Millichap, Inc. ................ 33,754 1,052,112
Newmark Group, Inc. , Class A ............ 203,229 3,070,790
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 1,044,338 4,824,842
RE/MAX Holdings, Inc. , Class A
(a)
.......... 76 749
RMR Group, Inc. (The) , Class A ........... 26,350 540,965
St. Joe Co. (The) ..................... 50,997 3,193,942
Tejon Ranch Co.
(a) (b)
................... 46,738 874,001
Zillow Group, Inc. , Class A
(a)
............. 64,668 2,028,635
Zillow Group, Inc. , Class C, NVS
(a) (b)
........ 216,417 6,821,464
126,135,697
Residential REITs — 0.2%
American Homes 4 Rent , Class A .......... 403,496 13,525,186
AvalonBay Communities, Inc. ............ 176,097 33,227,743
Camden Property Trust ................. 124,899 14,299,686
Centerspace ........................ 21,942 1,232,921
Equity LifeStyle Properties, Inc. ........... 247,569 15,955,822
Equity Residential .................... 437,053 29,689,010
Essex Property Trust, Inc. ............... 81,367 23,725,804
Independence Realty Trust, Inc. ........... 301,615 5,033,954
Invitation Homes, Inc. .................. 721,376 21,792,769
Mid-America Apartment Communities, Inc. .... 147,902 20,549,504
NexPoint Residential Trust, Inc. ........... 35,916 1,002,775
Sun Communities, Inc. ................. 148,552 17,812,870
UDR, Inc. .......................... 382,792 15,281,057
UMH Properties, Inc. .................. 111,783 1,692,395
214,821,496
Security
Shares
Shares Value
Retail REITs — 0.3%
Acadia Realty Trust ................... 199,499 $ 4,171,524
Agree Realty Corp. ................... 156,070 11,820,742
Alexander's, Inc. ..................... 2,331 642,330
Brixmor Property Group, Inc. ............. 390,714 12,319,212
CBL & Associates Properties, Inc. .......... 26,990 1,432,899
Curbline Properties Corp. ............... 141,613 4,305,035
Federal Realty Investment Trust ........... 96,769 11,945,165
Getty Realty Corp. .................... 70,263 2,343,974
InvenTrust Properties Corp. .............. 100,238 3,548,425
Kimco Realty Corp. ................... 865,851 21,949,323
Kite Realty Group Trust ................. 268,508 7,620,257
Macerich Co. (The) ................... 366,848 9,240,901
NETSTREIT Corp. .................... 148,029 3,127,853
NNN REIT, Inc. ...................... 227,526 10,586,785
Phillips Edison & Co., Inc. ............... 160,812 6,692,995
Realty Income Corp. ................... 1,181,839 73,226,745
Regency Centers Corp. ................ 208,755 16,646,124
Saul Centers, Inc. .................... 29,908 1,118,260
Simon Property Group, Inc. .............. 417,188 93,304,096
SITE Centers Corp. ................... 58,813 233,488
Tanger, Inc. ......................... 144,366 5,698,126
Urban Edge Properties ................. 186,016 4,256,046
Whitestone REIT ..................... 60,177 1,140,956
307,371,261
Semiconductors & Semiconductor Equipment — 17.5%
ACM Research, Inc. , Class A
(a)
............ 74,048 9,395,951
Advanced Micro Devices, Inc.
(a)
........... 2,100,830 1,220,393,155
Aehr Test Systems
(a)
................... 40,487 3,889,181
Allegro MicroSystems, Inc.
(a)
............. 164,901 11,480,408
Alpha & Omega Semiconductor Ltd.
(a)
....... 34,697 1,642,209
Ambarella, Inc.
(a)
..................... 54,106 4,642,295
Amkor Technology, Inc. ................. 146,791 12,657,788
Analog Devices, Inc. ................... 629,161 249,883,874
Applied Materials, Inc.
(b)
................ 1,022,300 739,122,900
Astera Labs, Inc.
(a)
.................... 172,235 83,192,950
Axcelis Technologies, Inc.
(a)
.............. 41,017 7,770,671
AXT, Inc.
(a) (b)
........................ 78,493 5,657,775
Broadcom, Inc. ...................... 6,099,858 2,304,221,360
Cerebras Systems, Inc. , Class A
(a) (b)
........ 45,848 10,132,408
CEVA, Inc.
(a)
........................ 37,880 1,786,421
Cirrus Logic, Inc.
(a)
.................... 65,709 9,759,758
Cohu, Inc.
(a)
........................ 60,569 4,476,655
Credo Technology Group Holding Ltd.
(a)
...... 209,063 56,854,683
Datavault AI, Inc.
(a) (b)
................... 1,208,207 422,872
Diodes, Inc.
(a)
....................... 59,295 6,489,245
Enphase Energy, Inc.
(a)
................. 171,175 8,428,657
Entegris, Inc. ........................ 196,859 35,407,060
First Solar, Inc.
(a)
..................... 138,588 32,701,224
FormFactor, Inc.
(a)
.................... 100,179 16,021,627
Ichor Holdings Ltd.
(a)
................... 47,277 5,308,262
Impinj, Inc.
(a) (b)
....................... 35,993 5,155,277
indie Semiconductor, Inc. , Class A
(a) (b)
....... 289,880 1,301,561
Intel Corp.
(a)
........................ 6,086,917 849,916,221
KLA Corp. .......................... 1,682,433 507,606,860
Kopin Corp.
(a) (b)
...................... 228,185 1,022,269
Kulicke & Soffa Industries, Inc. ............ 67,138 8,980,379
Lam Research Corp. .................. 1,610,612 697,926,498
Lattice Semiconductor Corp.
(a)
............ 178,938 27,370,357
MACOM Technology Solutions Holdings, Inc.
(a)
. 84,578 32,170,934
Marvell Technology, Inc. ................ 1,127,940 336,002,047
MaxLinear, Inc. , Class A
(a)
............... 108,508 13,892,279
Microchip Technology, Inc. ............... 696,866 63,554,179
Micron Technology, Inc. ................. 1,452,839 1,676,997,529
MKS, Inc. .......................... 86,774 38,597,075

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. ........... 63,351 $ 87,573,888
Navitas Semiconductor Corp. , Class A
(a) (b)
.... 268,073 4,803,868
NVE Corp. ......................... 19 1,986
NVIDIA Corp. ....................... 31,201,467 6,243,101,532
NXP Semiconductors NV ............... 324,833 91,287,818
ON Semiconductor Corp.
(a)
.............. 506,018 47,838,942
Onto Innovation, Inc.
(a)
................. 64,248 24,314,656
PDF Solutions, Inc.
(a)
.................. 50,270 3,558,613
Penguin Solutions, Inc.
(a) (b)
............... 64,580 4,908,726
Photronics, Inc.
(a)
..................... 75,242 2,447,622
Power Integrations, Inc. ................ 72,507 6,073,186
Qnity Electronics, Inc. .................. 268,758 43,890,869
Qorvo, Inc.
(a)
........................ 104,075 9,707,075
QUALCOMM, Inc. .................... 1,358,014 250,947,407
Rambus, Inc.
(a)
...................... 139,000 18,450,860
Rigetti Computing, Inc.
(a) (b)
............... 436,192 8,427,229
Semtech Corp.
(a)
..................... 119,783 19,386,879
Silicon Laboratories, Inc.
(a)
............... 43,234 9,449,223
SiTime Corp.
(a)
....................... 28,750 21,434,850
SkyWater Technology, Inc.
(a)
............. 38,812 1,351,434
Skyworks Solutions, Inc. ................ 194,571 13,191,914
SolarEdge Technologies, Inc.
(a)
............ 79,347 4,637,039
Synaptics, Inc.
(a)
..................... 52,878 6,569,034
T1 Energy, Inc.
(a) (b)
.................... 286,833 2,719,177
Teradyne, Inc. ....................... 202,051 97,760,356
Texas Instruments, Inc. ................. 1,172,460 349,475,152
Ultra Clean Holdings, Inc.
(a)
.............. 57,883 8,253,537
Universal Display Corp. ................ 56,661 4,906,276
Veeco Instruments, Inc.
(a)
............... 81,940 6,211,052
Wolfspeed, Inc.
(a) (b)
.................... 43,657 2,106,450
16,497,019,504
Software — 7.2%
8x8, Inc.
(a)
.......................... 220,838 377,633
A10 Networks, Inc. .................... 89,937 3,360,046
ACI Worldwide, Inc.
(a)
.................. 140,927 7,087,219
Adeia, Inc. ......................... 145,933 4,805,574
Adobe, Inc.
(a)
........................ 518,162 106,233,573
Agilysys, Inc.
(a)
...................... 33,095 3,458,428
Alarm.com Holdings, Inc.
(a)
.............. 64,704 3,022,971
Alkami Technology, Inc.
(a) (b)
.............. 107,356 1,945,291
Amplitude, Inc. , Class A
(a) (b)
.............. 124,172 949,916
Appfolio, Inc. , Class A
(a)
................ 30,189 4,840,806
Appian Corp. , Class A
(a) (b)
............... 52,239 1,196,273
AppLovin Corp. , Class A
(a)
............... 346,500 178,527,195
Arteris, Inc.
(a)
........................ 46,690 2,268,667
Asana, Inc. , Class A
(a) (b)
................. 152,656 1,068,592
Atlassian Corp. , Class A
(a)
............... 207,339 16,128,901
Aurora Innovation, Inc. , Class A
(a) (b)
......... 1,610,183 10,981,448
Autodesk, Inc.
(a)
...................... 270,713 52,632,021
AvePoint, Inc. , Class A
(a)
................ 171,397 1,921,360
Bentley Systems, Inc. , Class B ............ 193,151 5,773,283
BILL Holdings, Inc.
(a) (b)
.................. 119,597 4,324,628
Bit Digital, Inc.
(a) (b)
..................... 455,103 819,185
BitMine Immersion Technologies, Inc.
(b)
...... 742,161 9,878,163
Blackbaud, Inc.
(a)
..................... 47,688 1,412,519
BlackLine, Inc.
(a)
..................... 65,923 1,850,459
Blend Labs, Inc. , Class A
(a) (b)
............. 317,294 542,573
Box, Inc. , Class A
(a)
................... 186,735 4,955,947
Braze, Inc. , Class A
(a)
.................. 140,132 3,039,463
C3.ai, Inc. , Class A
(a) (b)
................. 198,006 1,799,875
Cadence Design Systems, Inc.
(a)
.......... 354,471 133,040,056
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 776,124 4,004,800
Cerence, Inc.
(a) (b)
..................... 55,799 631,645
Cipher Digital, Inc.
(a) (b)
.................. 386,968 9,480,716
Security
Shares
Shares Value
Software (continued)
Circle Internet Group, Inc. , Class A
(a) (b)
....... 76,710 $ 4,804,347
Cleanspark, Inc.
(a) (b)
................... 341,199 4,964,445
Clear Secure, Inc. , Class A .............. 117,233 6,533,395
Commvault Systems, Inc.
(a)
.............. 53,238 7,545,422
Consensus Cloud Solutions, Inc.
(a) (b)
........ 25,119 958,290
Core Scientific, Inc.
(a) (b)
................. 418,966 10,721,340
Crowdstrike Holdings, Inc. , Class A
(a)
........ 327,915 250,245,053
Datadog, Inc. , Class A
(a)
................ 426,199 110,965,172
Digimarc Corp.
(a) (b)
.................... 24,504 201,423
Digital Turbine, Inc.
(a)
.................. 152,300 1,964,670
DocuSign, Inc. , Class A
(a)
............... 252,548 11,218,182
Dolby Laboratories, Inc. , Class A .......... 75,894 3,990,507
Domo, Inc. , Class B
(a) (b)
................. 58,314 182,523
Dropbox, Inc. , Class A
(a)
................ 185,738 5,102,223
D-Wave Quantum, Inc.
(a) (b)
............... 482,264 11,569,513
Dynatrace, Inc.
(a)
..................... 389,462 17,101,276
Elastic NV
(a)
........................ 121,517 6,928,899
Exodus Movement, Inc. , Class A
(a) (b)
........ 7,588 39,230
Fair Isaac Corp.
(a)
..................... 29,783 35,584,133
Five9, Inc.
(a) (b)
....................... 103,916 2,215,489
Fortinet, Inc.
(a)
....................... 801,251 123,088,179
Freshworks, Inc. , Class A
(a)
.............. 266,160 2,693,539
Gen Digital, Inc. ...................... 713,777 17,765,910
Gitlab, Inc. , Class A
(a)
.................. 183,356 5,597,859
Guidewire Software, Inc.
(a)
............... 110,165 13,555,803
HubSpot, Inc.
(a)
...................... 66,661 12,166,299
Hut 8 Corp.
(a) (b)
...................... 130,238 15,035,326
I3 Verticals, Inc. , Class A
(a) (b)
............. 32,446 693,047
Intapp, Inc.
(a)
........................ 71,406 1,800,145
InterDigital, Inc. ...................... 33,354 9,443,518
Intuit, Inc. .......................... 356,771 93,117,231
Keel Infrastructure Corp.
(a) (b)
.............. 697,210 4,001,985
Klaviyo, Inc. , Class A
(a) (b)
................ 195,990 2,959,449
Life360, Inc.
(a) (b)
...................... 105,981 5,867,108
LiveRamp Holdings, Inc.
(a)
............... 81,632 3,072,628
Manhattan Associates, Inc.
(a)
............. 78,010 10,862,893
MARA Holdings, Inc.
(a) (b)
................ 518,227 7,198,173
Microsoft Corp. ...................... 9,567,901 3,569,018,431
Mitek Systems, Inc.
(a) (b)
................. 63,934 1,286,991
N-able, Inc.
(a)
........................ 106,908 392,352
nCino, Inc.
(a) (b)
....................... 138,890 2,270,852
NCR Voyix Corp.
(a) (b)
................... 204,950 1,674,442
Netskope, Inc. , Class A
(a) (b)
.............. 268,161 2,933,681
NextNav, Inc.
(a) (b)
..................... 118,395 2,110,983
Nutanix, Inc. , Class A
(a)
................. 340,526 17,353,205
OneSpan, Inc. ....................... 50,264 721,288
Ooma, Inc.
(a)
........................ 56,164 1,079,472
Oracle Corp. ........................ 2,186,149 320,380,136
PagerDuty, Inc.
(a)
..................... 128,247 1,237,584
Palantir Technologies, Inc. , Class A
(a)
....... 2,957,293 345,027,374
Palo Alto Networks, Inc.
(a)
............... 1,044,169 356,082,512
PAR Technology Corp.
(a) (b)
............... 57,585 1,003,131
Pegasystems, Inc. .................... 122,677 3,676,630
Porch Group, Inc.
(a) (b)
.................. 135,430 2,036,867
Procore Technologies, Inc.
(a)
............. 160,110 6,503,668
Progress Software Corp.
(a)
............... 57,819 1,941,562
PTC, Inc.
(a)
......................... 146,698 16,666,360
Q2 Holdings, Inc.
(a)
.................... 80,263 3,860,650
Qualys, Inc.
(a)
....................... 45,805 6,297,729
Rapid7, Inc.
(a)
....................... 81,001 656,108
Red Violet, Inc.
(a)
..................... 20,784 1,324,356
RingCentral, Inc. , Class A ............... 102,678 4,002,388
Riot Platforms, Inc.
(a)
.................. 433,446 11,867,751
Roper Technologies, Inc. ................ 128,995 43,650,618
Rubrik, Inc. , Class A
(a)
.................. 209,408 16,811,274

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
SailPoint, Inc.
(a) (b)
..................... 99,310 $ 1,453,898
Salesforce, Inc. ...................... 1,052,475 164,880,734
Samsara, Inc. , Class A
(a) (b)
............... 481,138 15,603,305
SentinelOne, Inc. , Class A
(a)
.............. 454,639 7,715,224
ServiceNow, Inc.
(a)
.................... 1,327,801 131,824,083
ServiceTitan, Inc. , Class A
(a) (b)
............ 75,768 5,357,555
SoundHound AI, Inc. , Class A
(a) (b)
.......... 518,374 3,353,880
Sprinklr, Inc. , Class A
(a)
................. 145,756 752,101
Sprout Social, Inc. , Class A
(a) (b)
............ 72,788 549,549
SPS Commerce, Inc.
(a)
................. 49,335 2,820,482
SRAX, Inc.
(a) (b)
....................... 10,903 654
Strategy, Inc. , Class A
(a) (b)
............... 427,024 37,121,196
Synopsys, Inc.
(a)
..................... 246,931 110,148,511
Telos Corp.
(a)
........................ 127,532 586,647
Tenable Holdings, Inc.
(a)
................ 159,527 5,883,356
Teradata Corp.
(a) (b)
.................... 123,579 4,282,012
Terawulf, Inc.
(a) (b)
..................... 521,663 12,885,076
Thryv Holdings, Inc.
(a)
.................. 77,092 303,742
Trimble, Inc.
(a)
....................... 308,825 15,805,664
Tyler Technologies, Inc.
(a) (b)
.............. 54,123 15,828,813
UiPath, Inc. , Class A
(a) (b)
................ 555,026 6,033,133
Unity Software, Inc.
(a) (b)
................. 453,739 12,967,861
Varonis Systems, Inc. , Class B
(a)
........... 161,226 6,765,043
Vertex, Inc. , Class A
(a)
.................. 99,352 1,140,561
Weave Communications, Inc.
(a) (b)
.......... 119,593 716,362
Workday, Inc. , Class A
(a) (b)
............... 261,776 32,046,618
Workiva, Inc. , Class A
(a)
................. 67,584 3,278,500
Xperi, Inc.
(a) (b)
....................... 56,333 463,621
Yext, Inc.
(a) (b)
........................ 143,036 667,978
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 263,014 5,176,116
Zoom Communications, Inc. , Class A
(a) (b)
..... 341,583 29,482,029
Zscaler, Inc.
(a)
....................... 133,648 18,864,415
6,800,740,964
Specialized REITs — 0.7%
American Tower Corp. ................. 597,662 97,759,573
Blackstone Digital Infrastructure Trust, Inc.
(a)
... 103,400 2,236,542
Crown Castle, Inc. .................... 562,208 42,576,012
CubeSmart ......................... 295,101 11,736,167
Digital Realty Trust, Inc. ................ 427,028 76,685,688
EPR Properties ...................... 103,392 5,997,770
Equinix, Inc. ........................ 126,741 132,113,551
Extra Space Storage, Inc. ............... 273,075 39,677,797
Farmland Partners, Inc. ................ 89,698 868,277
Four Corners Property Trust, Inc. .......... 148,833 3,653,850
Gaming & Leisure Properties, Inc. ......... 364,880 16,248,106
Gladstone Land Corp. ................. 57,605 491,371
Iron Mountain, Inc. .................... 383,569 48,448,600
Lamar Advertising Co. , Class A ........... 111,081 17,326,414
Millrose Properties, Inc. , Class A ........... 206,047 6,191,712
National Storage Affiliates Trust ........... 95,921 4,265,607
Outfront Media, Inc. ................... 193,100 6,325,956
Public Storage ....................... 202,555 64,475,282
Rayonier, Inc. ....................... 366,452 7,798,099
Safehold, Inc. ....................... 77,484 1,216,499
SBA Communications Corp. , Class A ........ 137,271 24,222,841
Smartstop Self Storage REIT, Inc. .......... 86,380 2,807,350
VICI Properties, Inc. , Class A ............. 1,402,714 37,242,057
Weyerhaeuser Co. .................... 927,807 22,211,700
672,576,821
Specialty Retail — 1.6%
Abercrombie & Fitch Co. , Class A
(a)
......... 60,449 5,441,014
Academy Sports & Outdoors, Inc. .......... 88,155 4,154,745
Advance Auto Parts, Inc. ................ 76,493 4,759,394
Security
Shares
Shares Value
Specialty Retail (continued)
American Eagle Outfitters, Inc. ............ 209,620 $ 3,605,464
America's Car-Mart, Inc.
(a) (b)
.............. 9,470 26,421
Arhaus, Inc. , Class A .................. 61,846 520,743
Arko Corp. ......................... 106,800 857,604
Asbury Automotive Group, Inc.
(a)
........... 25,796 5,187,060
AutoNation, Inc.
(a)
..................... 31,933 5,932,832
AutoZone, Inc.
(a)
..................... 21,207 67,776,300
Bath & Body Works, Inc. ................ 273,168 6,318,376
Bed Bath & Beyond, Inc.
(a) (b)
.............. 104,136 602,947
Best Buy Co., Inc. .................... 249,292 18,916,277
Boot Barn Holdings, Inc.
(a)
............... 38,614 6,343,122
Buckle, Inc. (The) .................... 38,850 1,639,470
Build-A-Bear Workshop, Inc. ............. 38 1,163
Burlington Stores, Inc.
(a)
................ 80,502 25,503,034
Caleres, Inc. ........................ 47,996 593,711
Camping World Holdings, Inc. , Class A ...... 77,375 590,371
CarMax, Inc.
(a)
....................... 181,103 9,578,538
Carvana Co. , Class A
(a)
................. 924,000 60,817,680
Chewy, Inc. , Class A
(a)
................. 315,834 6,206,138
Children's Place, Inc. (The)
(a) (b)
............ 15,762 48,074
Dick's Sporting Goods, Inc. .............. 84,938 19,264,788
EVgo, Inc. , Class A
(a) (b)
................. 171,774 328,088
Five Below, Inc.
(a)
..................... 71,613 12,875,301
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 137,105 8,138,553
GameStop Corp. , Class A
(a) (b)
............. 525,604 11,605,336
Gap, Inc. (The) ...................... 287,232 5,365,494
Genesco, Inc.
(a)
...................... 38 1,283
Group 1 Automotive, Inc. ................ 15,689 4,568,166
Haverty Furniture Cos., Inc. .............. 21,369 545,551
Home Depot, Inc. (The) ................ 1,282,765 452,405,560
Leslie's, Inc.
(a) (b)
...................... 17,676 179,411
Lithia Motors, Inc. , Class A .............. 29,078 8,446,868
Lowe's Cos., Inc. ..................... 721,032 158,980,346
MarineMax, Inc.
(a)
..................... 25,192 922,531
Monro, Inc. ......................... 43,105 737,527
Murphy USA, Inc. .................... 21,695 11,690,785
National Vision Holdings, Inc.
(a)
........... 102,922 1,956,547
O'Reilly Automotive, Inc.
(a)
............... 1,062,505 97,846,085
Penske Automotive Group, Inc. ........... 25,100 4,491,645
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
. 177,563 482,971
PetMed Express, Inc.
(a) (b)
................ 82,792 158,961
RealReal, Inc. (The)
(a) (b)
................. 151,410 1,785,124
Revolve Group, Inc. , Class A
(a) (b)
........... 49,502 1,133,101
RH
(a) (b)
............................ 19,853 3,270,385
Ross Stores, Inc. ..................... 415,175 88,369,999
Sally Beauty Holdings, Inc.
(a)
............. 136,614 1,931,722
Shoe Station Group, Inc. ................ 32,143 476,681
Signet Jewelers Ltd. ................... 55,316 4,768,239
Sonic Automotive, Inc. , Class A ........... 21,698 1,839,773
Stitch Fix, Inc. , Class A
(a)
................ 179,548 737,942
ThredUp, Inc. , Class A
(a)
................ 146,252 1,001,826
TJX Cos., Inc. (The) ................... 1,418,965 214,973,198
Tractor Supply Co. .................... 684,701 21,643,399
Ulta Beauty, Inc.
(a)
.................... 56,151 25,322,978
Upbound Group, Inc. .................. 67,545 1,433,305
Urban Outfitters, Inc.
(a)
................. 69,221 4,905,000
Valvoline, Inc.
(a)
...................... 168,277 6,653,673
Victoria's Secret & Co.
(a) (b)
............... 102,784 8,580,408
Warby Parker, Inc. , Class A
(a)
............. 127,648 3,872,840
Wayfair, Inc. , Class A
(a)
................. 144,444 13,349,514
Williams-Sonoma, Inc. ................. 151,620 35,342,622
Winmark Corp. ...................... 3,395 1,436,357
1,479,240,361

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 18,921,168 $ 5,475,029,173
Corsair Gaming, Inc.
(a) (b)
................ 87,651 847,585
Dell Technologies, Inc. , Class C ........... 372,809 160,852,171
Diebold Nixdorf, Inc.
(a) (b)
................. 47,714 4,056,644
Eastman Kodak Co.
(a) (b)
................. 102,476 947,903
Everpure, Inc. , Class A
(a)
................ 410,211 32,320,525
GPGI, Inc. , Class A
(b)
.................. 239,220 3,791,637
Hewlett Packard Enterprise Co. ........... 1,715,485 77,385,528
HP, Inc. ........................... 1,187,731 26,058,818
Immersion Corp. ..................... 67,447 456,616
Infleqtion, Inc.
(a) (b)
..................... 203,112 2,705,452
IonQ, Inc.
(a) (b)
........................ 484,169 25,786,841
NetApp, Inc. ........................ 255,912 39,604,941
Quantum Computing, Inc.
(a) (b)
............. 253,233 2,456,360
Sandisk Corp.
(a)
...................... 190,839 433,916,360
Seagate Technology Holdings plc .......... 288,911 278,799,115
Super Micro Computer, Inc.
(a) (b)
............ 656,029 19,241,331
Western Digital Corp. .................. 444,188 283,711,759
Xerox Holdings Corp. .................. 146,563 458,742
6,868,427,501
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.
(a)
.................. 167,321 3,107,151
Carter's, Inc. ........................ 46,495 1,913,734
Columbia Sportswear Co. ............... 34,478 2,131,430
Crocs, Inc.
(a) (b)
....................... 65,923 7,952,951
Deckers Outdoor Corp.
(a)
................ 182,740 18,144,255
Figs, Inc. , Class A
(a)
................... 221,911 2,270,150
G-III Apparel Group Ltd. ................ 56,962 1,920,189
Kontoor Brands, Inc. ................... 65,379 5,448,686
Levi Strauss & Co. , Class A .............. 136,634 3,392,622
Lululemon Athletica, Inc.
(a)
............... 135,750 15,499,935
Movado Group, Inc. ................... 25,480 1,001,619
NIKE, Inc. , Class B ................... 1,546,647 63,489,859
Oxford Industries, Inc. ................. 20,590 717,973
PVH Corp. ......................... 61,409 4,560,232
Ralph Lauren Corp. , Class A ............. 49,708 19,953,288
Steven Madden Ltd. ................... 95,134 4,005,141
Tapestry, Inc. ........................ 261,787 38,320,381
Under Armour, Inc. , Class A
(a) (b)
........... 184,342 1,177,946
Under Armour, Inc. , Class C, NVS
(a)
........ 250,046 1,555,286
VF Corp. .......................... 433,361 7,228,462
Wolverine World Wide, Inc. .............. 104,748 1,731,484
205,522,774
Tobacco — 0.6%
Altria Group, Inc. ..................... 2,146,947 154,472,837
Philip Morris International, Inc. ............ 2,007,145 363,112,602
Turning Point Brands, Inc.
(b)
.............. 24,411 2,070,297
Universal Corp. ...................... 32,026 1,670,796
521,326,532
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc. , Class A
(a)
....... 53,915 348,830
Applied Industrial Technologies, Inc. ........ 46,947 15,875,128
BlueLinx Holdings, Inc.
(a)
................ 11,165 690,890
Boise Cascade Co. ................... 49,333 3,829,721
Core & Main, Inc. , Class A
(a)
.............. 242,235 11,687,839
Custom Truck One Source, Inc.
(a) (b)
......... 125,134 1,477,833
DNOW, Inc.
(a)
....................... 260,578 3,379,697
DXP Enterprises, Inc.
(a)
................. 16,777 2,830,951
EquipmentShare.com, Inc. , Class A
(a) (b)
...... 36,033 708,409
Fastenal Co. ........................ 1,470,293 70,618,173
Ferguson Enterprises, Inc. ............... 249,353 59,178,947
GATX Corp. ........................ 45,989 8,148,791
Global Industrial Co. ................... 22,638 757,467
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc. .................... 40,616 $ 5,821,897
Hudson Technologies, Inc.
(a)
............. 61,804 354,755
McGrath RentCorp .................... 32,495 3,932,870
MSC Industrial Direct Co., Inc. , Class A ...... 57,013 6,781,696
NPK International, Inc.
(a)
................ 127,380 2,026,616
QXO, Inc.
(a) (b)
........................ 683,512 11,811,087
Rush Enterprises, Inc. , Class A ........... 70,476 5,143,691
Rush Enterprises, Inc. , Class B ........... 21,470 1,642,455
SiteOne Landscape Supply, Inc.
(a)
.......... 59,363 6,791,721
Sunbelt Rentals Holdings, Inc.
(b)
........... 524,617 39,246,598
Titan Machinery, Inc.
(a)
................. 31,955 674,890
Transcat, Inc.
(a)
...................... 11,852 1,099,510
United Rentals, Inc. ................... 80,637 91,352,851
Watsco, Inc. ........................ 45,089 18,789,939
WESCO International, Inc. ............... 62,301 21,520,634
Willis Lease Finance Corp. .............. 3,137 717,746
WW Grainger, Inc. .................... 55,646 75,700,818
Xometry, Inc. , Class A
(a) (b)
............... 63,224 6,102,380
479,044,830
Water Utilities — 0.1%
American States Water Co. .............. 57,595 4,759,075
American Water Works Co., Inc. ........... 250,921 33,016,185
Artesian Resources Corp. , Class A, NVS ..... 18,592 631,942
California Water Service Group ........... 76,590 3,726,103
Consolidated Water Co. Ltd. ............. 19,167 565,426
Essential Utilities, Inc. .................. 375,615 14,389,811
H2O America ....................... 58,853 3,576,497
Middlesex Water Co. .................. 23,138 1,299,430
York Water Co. (The) .................. 25,947 795,276
62,759,745
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc. ........... 19,200 696,192
Gogo, Inc.
(a)
........................ 89,260 276,706
Telephone & Data Systems, Inc. ........... 125,881 4,658,856
T-Mobile US, Inc. ..................... 599,640 100,577,617
106,209,371
Total Common Stocks — 99 .8%
(Cost: $ 53,488,754,800 ) ............................ 94,003,302,823
Preferred Stocks
Diversified Telecommunication Services
— 0.0%
Liberty Latin America Ltd. , Series A , 9.00%
(f)
... 21,658 469,762
Total Preferred Stocks — 0.0%
(Cost: $ 928,377 ) ................................. 469,762
Rights
Biotechnology — 0.0%
(a)
AIxCrypto Holdings, Inc., CVR
(b) (d)
......... 14,465 —
Akero Therapeutics, Inc., CVR
(b) (d)
......... 92,024 59,816
Arcellx, Inc., CVR .................... 57,834 4,048
Contra Aduro Biotech I, CVR
(d)
........... 4,142 2,112
Dianthus Therapeutics, Inc., CVR ......... 19,942 977
Gyre Therapeutics, Inc., CVR
(b) (d)
.......... 7,839 —
Neurogene, Inc., CVR
(d)
................ 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
....... 722 —
Sanofi Aatd, Inc., CVR
(d)
................ 34,925 58,325
Spyre Therapeutics, Inc., CVR
(d)
.......... 33,740 —
Sting Agonist, CVR
(d)
.................. 11,084 3,768

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Biotechnology (continued)
Sting Antagonist, CVR ................. 11,084 $ 4,434
133,480
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a) (d)
............................ 266 37
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
.................. 284,563 2,846
Pharmaceuticals — 0.0%
(a)
Contra Bioblast PH, CVR
(b) (d)
............. 167,980 2
Contra Spectrum Pharmaals, Inc., CVR ..... 146,012 10,330
Seelos Therapeutics, Inc., CVR ........... 43 23
10,355
Total Rights — 0.0%
(Cost: $ 103,089 ) ................................. 146,718
Warrants
Real Estate Management & Development — 0.0%
Opendoor Technologies, Inc. ( Issued/Exercisable
11/18/25 , 1 Share for 1 Warrant, Expires
11/20/26 , Strike Price USD 17.00 )
(a) (b)
..... 26,020 6,245
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 6,245
Total Long-Term Investments — 99.8%
(Cost: $ 53,489,786,266 ) ............................ 94,003,925,548
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.7%
(e)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(h)
................... 1,425,296,378 $ 1,425,723,968
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 158,707,013 158,707,013
Total Short-Term Securities — 1 .7%
(Cost: $ 1,583,942,241 ) ............................ 1,584,430,981
Total Investments — 101 .5%
(Cost: $ 55,073,728,507 ) ............................ 95,588,356,529
Liabilities in Excess of Other Assets — (1.5) % ............. (1,367,155,984)
Net Assets — 100.0% ...............................
$ 94,221,200,545
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Perpetual security with no stated maturity date.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 912,319,349 $ 513,330,166
(a)
$ — $ (11,773) $ 86,226 $ 1,425,723,968 1,425,296,378 $ 1,244,912
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 147,501,709 11,205,304
(a)
— — — 158,707,013 158,707,013 1,227,655 —
BlackRock, Inc. .......... 174,784,060 6,787,547 (2,410,056) 1,401,148 (1,651,961) 178,910,738 186,063 1,054,589 —
$ 1,389,375 $ (1,565,735) $ 1,763,341,719 $ 3,527,156 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 546 09/18/26 $ 206,067 $ 1,948,597
S&P Midcap 400 E-Mini Index ................................................. 61 09/18/26 23,699 381,087
$ 2,329,684
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 93,996,359,038 $ 6,943,784 $ 1 $ 94,003,302,823
Preferred Securities ....................................... 469,762 — — 469,762
Rights ................................................ — 22,658 124,060 146,718
Warrants .............................................. 6,245 — — 6,245
Short-Term Securities
Money Market Funds ...................................... 1,584,430,981 — — 1,584,430,981
$ 95,581,266,026 $ 6,966,442 $ 124,061 $ 95,588,356,529
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,329,684 $ — $ — $ 2,329,684
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust